First Trust Managed Municipal ETF (FMB)
Portfolio of Investments
July 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 99.6%
	Alabama — 4.2%
$225,000	AL Cmnty Clg Sys Brd of Trustees Rev Bishop St Cmnty Clg, BAM	4.00%	01/01/35	$229,096
500,000	AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A, AGM, AMT	5.00%	10/01/25	506,809
7,695,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	7,732,835
10,070,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	10,119,512
5,300,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	5,632,377
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	06/01/26	1,020,842
1,250,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,329,801
8,600,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	9,359,917
2,250,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser B-1 (Mandatory put 11/01/31)	5.75%	04/01/54	2,500,347
415,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/35	436,052
310,000	Gulf Shores AL Ref Warrants, Ser A	5.00%	12/15/38	324,175
400,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/33	398,441
950,000	Homewood AL Eductnl Bldg Auth Rev Ref Samford Univ Proj, Ser A	4.00%	12/01/34	942,623
1,500,000	Homewood AL Eductnl Bldg Auth Rev Stdt Hsg & Parking Proj, Ser C	5.50%	10/01/49	1,597,037
450,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	456,684
600,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/39	659,710
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/41	1,659,301
1,550,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/44	1,695,311
4,000,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	4,011,359
1,000,000	Midcity Impt Dist AL Spl Assmnt Rev	4.50%	11/01/42	847,333
205,000	Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A	5.00%	08/01/25	204,469
500,000	Mobile Cnty AL Impt Warrants (Pre-refunded maturity 08/01/25)	5.00%	08/01/30	509,636
1,605,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/32	1,154,946
1,765,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/34	1,199,373
1,840,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref (a)	4.00%	11/01/35	1,213,499
8,170,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	8,236,554
4,500,000	SE Energy Auth AL Cmdy Sply Rev Proj #6, Ser B (Mandatory put 06/01/30)	5.00%	01/01/54	4,768,297
1,500,000	SE Energy Auth AL Cmdy Sply Rev Var Proj No 3, Ser A-1 (Mandatory put 12/01/29)	5.50%	01/01/53	1,612,603
105,000	UAB Medicine Fin Auth AL Rev Ref UAB Medicine, Ser B	5.00%	09/01/34	107,995
1,650,000	Univ of AL at Birmingham Gen Rev Brd of Trustees, Ser B	3.00%	10/01/41	1,406,442
5,000,000	W Jefferson AL Indl Dev Brd Sol Wst Disp Rev Var ALA Pwr Miller Plt Remk (b)	3.70%	12/01/38	5,000,000
6,000,000	Walker Cnty AL Econ & Indl Dev Auth Sol Wst Disp Rev Var AL Pwr Co Plant Gorgas Proj, AMT (b)	4.25%	08/01/63	6,000,000
				82,873,376

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Alaska — 0.1%
$1,880,000	AK St Indl Dev & Export Auth Pwr Rev Ref Snettisham Hydroelectric Proj, AMT	4.00%	01/01/28	$1,859,666
	Arizona — 2.2%
1,345,000	AZ Indl Dev Auth Hosp Rev Phoenix Children’s Hosp, Ser A	5.00%	02/01/35	1,464,883
2,000,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (c)	5.00%	07/01/49	1,985,827
465,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/30	463,043
925,000	AZ St Indl Dev Auth Edu Rev Cadence Cmps Proj, Ser A (c)	4.00%	07/15/40	845,077
175,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	177,447
450,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (c)	4.00%	07/15/30	443,927
500,000	AZ St Indl Dev Auth Edu Rev Macombs Fac Proj Sustainable Bonds, Ser A	4.00%	07/01/41	482,524
375,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (c)	5.00%	07/01/37	380,262
450,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/26	454,997
1,030,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser G (c)	5.00%	07/01/37	1,044,453
500,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/51	414,787
1,100,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (c)	4.00%	07/15/56	888,069
800,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (c)	4.00%	12/15/51	658,613
415,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bond Equitable Sch Revolving Fund, Ser A	5.00%	11/01/31	441,220
465,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bond Equitable Sch Revolving Fund, Ser A	5.00%	11/01/37	489,578
595,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/38	598,244
750,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/39	752,072
3,800,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan Fd Sustainable Bonds Equitable Sch Revolving Fund, Ser A	4.00%	11/01/46	3,642,089
2,000,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	2,063,112
4,000,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Sun Hlth Svcs, Ser A	5.00%	11/15/42	4,019,627
200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Greathearts AZ Projs, Ser C	5.00%	07/01/25	202,840
830,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/30	836,312
435,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/31	437,578
450,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/32	451,808
700,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/33	701,598
985,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/34	985,300
1,025,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Trad Schs Proj	4.00%	07/01/35	1,023,275
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty Learning Ctr Proj	5.00%	07/01/35	505,805
500,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Sch Proj	4.00%	07/01/34	501,038
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/39	1,034,326
2,100,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (c)	5.00%	07/01/49	2,138,337

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$200,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs Projs Paragon Mgmt Inc (c)	4.00%	07/01/26	$197,960
1,475,000	Maricopa Cnty AZ Indl Dev Auth Ref Banner Hlth Oblig Grp, Ser A	4.00%	01/01/38	1,475,491
1,475,000	Maricopa Cnty AZ Spl Hlth Care Dist Aka Maricopa Integrated Hlth Sys, Ser C	5.00%	07/01/27	1,555,385
175,000	Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Trad Schs Projs, Ser A (c)	4.00%	07/01/26	175,272
3,655,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (c)	5.00%	07/01/35	3,678,604
2,500,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (c)	4.00%	12/01/41	2,073,806
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/32	313,413
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/33	312,881
300,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/34	312,411
850,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/35	884,150
700,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Downtown Phoenix Stdt Hsg II LLC AZ St Univ Proj, Ser A	5.00%	07/01/44	714,744
200,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/26	204,185
1,000,000	Tempe AZ Indl Dev Auth Rev Ref Friendship Vlg of Tempe Proj, Ser A	4.00%	12/01/38	948,568
				43,374,938
	Arkansas — 0.0%
350,000	Univ of Central AR Rev, Ser A, AGM	5.00%	11/01/34	362,506
	California — 7.3%
1,245,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,372,801
4,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	4,540,669
3,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	3,184,826
2,400,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,425,433
230,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	5.00%	06/01/33	250,130
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/34	154,359
250,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref Sonoma Cnty Securitization Corp, Ser A	4.00%	06/01/36	255,993
450,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	5.00%	06/01/32	486,993
600,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (c)	4.50%	07/01/26	603,242
2,000,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (c)	5.00%	07/01/43	2,018,094
455,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (c)	4.00%	07/01/26	454,988
800,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (c)	5.00%	07/01/32	816,928
655,000	CA Sch Fin Auth Sch Fac Rev, Ser A (c)	5.00%	07/01/40	667,485

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$225,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Library Fac Proj	4.00%	11/01/37	$227,449
2,000,000	CA St Enterprise Dev Auth Lease Rev Riverside Cnty Mead Valley Wellness Vlg Proj, Ser A	5.00%	11/01/44	2,238,744
400,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	414,357
600,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	5.00%	11/15/33	633,769
2,025,000	CA St Infra & Econ Dev Bank Rev Var Brightline W Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (c)	3.95%	01/01/50	2,025,063
445,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (a)	5.38%	07/01/34	445,486
300,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (c)	4.00%	07/01/26	299,444
500,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (c)	5.00%	07/01/38	510,307
1,515,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	1,516,058
1,805,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	1,805,747
1,000,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.25%	11/01/35	1,124,674
200,000	CA St Muni Fin Auth Rev Channing House Proj, Ser B	5.00%	05/15/37	207,084
1,000,000	CA St Muni Fin Auth Rev Cmnty Hlth Sys, Ser A	4.00%	02/01/41	959,918
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/33	1,258,744
600,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	603,969
1,000,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	1,005,238
2,130,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/39	2,133,468
3,420,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	3,480,403
680,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	726,108
2,750,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	2,751,182
1,000,000	CA St Muni Fin Auth Stdt Hsg Rev Sustainable Bond Orchard Park Stdt Hsg Proj, BAM	4.00%	05/15/40	1,005,160
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	994,672
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 08/15/24) (c)	4.13%	07/01/43	2,000,023
5,990,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (c)	5.00%	07/01/37	6,010,924
1,000,000	CA St Pub Wks Brd Lease Rev Various Capital Proj, Ser B	4.00%	05/01/37	1,043,750
4,015,000	CA St Ref, AGM	5.25%	08/01/32	4,628,652
500,000	CA St Ref, Ser C	5.00%	09/01/32	509,009
350,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/30	357,467
450,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (c)	5.00%	12/01/33	469,725
500,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (c)	5.00%	11/01/32	515,212
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	103,484
195,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	201,752
370,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/30	387,782
1,500,000	Chino Vly CA Unif Sch Dist Cibs Election of 2016, Ser D	5.00%	08/01/49	1,668,361
300,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/38	333,519

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$250,000	Chino Vly CA Unif Sch Dist, Ser B	5.00%	08/01/39	$276,552
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (c)	4.00%	07/01/56	775,503
1,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (c)	4.00%	07/01/56	814,029
130,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/24	130,017
155,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	4.00%	09/01/25	155,510
165,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/39	158,324
170,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/40	161,990
175,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/41	165,191
250,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/27	252,180
265,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/28	267,936
280,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/29	283,849
535,000	Fontana CA Spl Tax Spl Tax The Meadows	4.00%	09/01/36	538,926
500,000	Foothill-De Anza CA Cmnty Clg Dist Ref, COPS (Pre-refunded maturity 10/01/24)	5.00%	04/01/32	501,583
300,000	Gilroy CA Unif Sch Dist Election 2016	4.00%	08/01/39	303,880
1,360,000	Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation Ref Sub, AGM	5.00%	09/01/32	1,386,647
2,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj, Ser A	5.25%	05/01/43	2,053,829
175,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/31	188,578
365,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/32	393,091
125,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist No 09-1, Ser A	5.00%	09/01/34	134,531
1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/40	1,158,007
825,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Impt Area #1 Mountain House Sch Facs	5.00%	09/01/42	843,685
1,045,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/49	943,716
2,620,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	2,664,618
190,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	210,767
2,500,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/35	2,701,925
4,000,000	Los Angeles CA Dept of Arpts Arpt Rev Ref Sub Priv Activity, Ser A, AMT	5.00%	05/15/39	4,277,521
1,340,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Priv Activity, Ser H, AMT	5.00%	05/15/41	1,435,953
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.00%	05/15/34	1,654,535
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr Bonds Sustainable Bond Priv Activity, Ser G, AMT	5.50%	05/15/35	1,707,446
400,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/31	408,795
2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/36	2,106,817

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$2,000,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	$2,208,898
3,645,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	3,969,215
3,000,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	3,255,128
1,000,000	Madera CA Unif Sch Dist Ref 2018 Sch Fac Proj, AGM, COPS	5.00%	09/01/42	1,116,356
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	104,238
325,000	Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/28	330,989
175,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/30	184,308
150,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/31	157,954
145,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/32	152,650
165,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/33	173,505
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev Var Subord, Ser B-2 (Mandatory put 07/01/29)	5.00%	07/01/37	1,080,126
2,350,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	2,627,817
1,195,000	Oceanside CA Unif Sch Dist Unrefunded 2022 Cap Apprec, Ser A, AGC	(d)	08/01/24	1,195,000
110,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/26	113,897
200,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	4.00%	09/01/50	177,521
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2003- 1, Ser A	5.00%	09/01/43	510,774
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	4.00%	09/01/33	494,771
215,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/27	216,127
225,000	Riverside CA Unif Sch Dist Cmnty Facs Dt #33 Citrus Heights II Spl Tax	4.00%	09/01/28	226,220
315,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/39	336,585
480,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/44	501,480
110,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/30	115,600
100,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/31	104,992
350,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/37	346,763
640,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No 1	4.00%	09/01/46	578,716
205,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/32	205,238
310,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/41	294,046
520,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/46	472,204
710,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/51	623,831
260,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/30	260,974
220,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/31	220,730
315,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/32	315,826
515,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/33	515,844

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$615,000	Sacramento CA Spl Tax Greenbriar Cmnty Facs Dist #2018-03 Impt Area #1	4.00%	09/01/35	$612,455
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/35	532,292
1,435,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Sr Priv Activity, Ser B, AMT	5.25%	07/01/35	1,606,180
2,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/46	2,103,523
1,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	1,080,578
7,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/39	7,290,819
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/40	2,079,308
700,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac & Svcs, Ser A (c)	4.00%	09/01/41	640,360
185,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/29	187,030
145,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/30	146,325
335,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/31	337,736
245,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/32	246,565
300,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/33	301,782
525,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1	4.00%	09/01/42	498,490
280,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	290,055
800,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/36	789,189
1,665,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/41	1,907,123
2,110,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	2,432,071
1,000,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,082,637
150,000	Simi Vly CA Unif Sch Dist, Ser B	4.00%	08/01/32	153,663
100,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	100,887
1,000,000	Tobacco Securitization Auth Nthrn CA Tobacco Stlmt Rev Ref Sr Bonds Sacramento Co Tobacco Secur Corp Class 1, Ser A	4.00%	06/01/37	1,009,999
1,000,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/34	1,074,270
1,500,000	Tobacco Securitization Auth Sthrn CA Tobacco Stlmt Rev Ref San Diego Co Asset Securitization Corp, Class 1, Ser A	5.00%	06/01/35	1,609,286
865,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	879,145
300,000	Vacaville CA Unif Sch Dist, Ser D	4.00%	08/01/35	307,880
1,050,000	Victor CA Elem Sch Dist Cmnty Facs Dist Spl Tax Ref 2005-1, BAM	5.00%	09/01/46	1,092,982
				144,465,529
	Colorado — 6.7%
5,000,000	Adams & Weld Cntys Co Sch Dist #27J Brighton	5.00%	12/01/40	5,089,442
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	970,514
1,000,000	Bennett Ranch Met Dist #1 Co, Ser A (a)	5.00%	12/01/51	905,756
1,340,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/50	1,207,232
455,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/25	465,509
250,000	Buffalo Ridge CO Met Dist Ref & Impt Sr, Ser A, BAM	5.00%	12/01/26	260,238
750,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	668,217

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$1,010,000	Cathedral Pines CO Met Dist Ref	5.00%	12/01/37	$1,021,645
880,000	Centrl Weld Cnty CO Wtr Dist Rev, AGM	4.00%	12/01/38	901,278
400,000	CO Eductnl & Cultural Auth Rev Ref W Ridge Acdmy Chrt Sch Proj, Ser A	5.00%	06/01/49	400,077
495,000	CO Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/25	506,107
450,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/41	494,693
500,000	CO Springs CO Sch Dist #11, BAM, COPS	5.00%	12/15/42	547,264
1,000,000	CO Springs CO Sch Dist #11, BAM, COPS	5.25%	12/15/48	1,098,252
1,920,000	CO St Eductnl & Cultural Facs Auth Rev Chrt Sch Loveland Classical Schs Proj (c)	5.00%	07/01/36	1,941,341
660,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/28	666,940
2,245,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/35	2,264,598
4,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (c)	5.00%	12/15/45	4,008,596
4,215,000	CO St Hlth Facs Auth Rev Ref Adventhealth Oblig, Ser A	4.00%	11/15/38	4,259,897
1,245,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/31	1,253,404
505,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A	5.00%	12/01/39	565,579
250,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/35	268,208
4,630,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	4,558,371
1,500,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	1,612,075
3,025,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	3,145,974
1,750,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-2	4.00%	08/01/49	1,629,317
300,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/25	301,153
350,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.00%	05/15/26	353,432
1,580,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/44	1,711,666
1,800,000	CO St Hlth Facs Auth Rev Ref Intermountain Hlth, Ser A	5.00%	05/15/45	1,944,244
7,580,000	CO St Hlth Facs Auth Rev Ref Scl Hlth Sys, Ser B	4.00%	01/01/40	7,625,060
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (a) (e)	5.25%	11/01/32	375,000
325,000	CO St Ref, COPS	4.00%	06/15/37	335,649
2,500,000	CO St, Ser A, COPS	5.00%	12/15/34	2,815,869
1,085,000	CO St, Ser A, COPS	4.00%	12/15/37	1,115,551
180,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/32	187,808
325,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/33	339,095
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/34	519,922
330,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/35	341,284
500,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/36	514,081
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/32	5,240,898
5,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/34	5,216,596
750,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.25%	11/15/36	839,029
500,000	Denver City & Cnty CO Arpt Rev Ref Subord, Ser B, AMT	5.50%	11/15/41	565,032
900,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.50%	11/15/33	1,032,686
1,300,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/41	1,485,426
4,465,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	4,786,056
1,500,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.50%	11/15/42	1,670,989

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$2,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/47	$2,108,574
3,190,000	Denver City & Cnty CO Sch Dist #1 Ref, Ser B	3.50%	12/01/28	3,175,584
600,000	Denver CO Hlth & Hosp Auth 550 Acoma Inc, COPS	5.00%	12/01/26	615,718
1,790,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	1,840,494
3,750,000	E-470 CO Pub Hwy Auth Sr Ref, Ser A	5.00%	09/01/40	4,228,261
2,000,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (c)	5.00%	12/01/51	1,832,209
525,000	Firestone CO Wtr Enterprise Rev Ref, BAM	4.00%	12/01/37	541,627
375,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/33	412,731
225,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/38	229,289
200,000	Flying Horse CO Met Dist #2 Ref, Ser A, AGM	4.00%	12/01/39	202,518
3,235,000	Hunters Overlook Metro Dist #5 CO Sr Bonds, Ser A	5.00%	12/01/49	3,050,525
1,000,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.38%	12/01/47	928,927
2,250,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/39	2,253,686
1,000,000	Lanterns Met Dist #1 CO Sr, Ser A	5.00%	12/01/49	978,029
300,000	Larimer Weld & Boulder Cnty Co Sch Dist #R-2J Thompson	5.00%	12/15/30	324,433
100,000	Lorson Ranch Met Dist #2 CO	4.00%	12/01/24	99,990
170,000	Lorson Ranch Met Dist #2 CO	5.00%	12/01/27	173,422
2,260,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/39	2,267,208
1,170,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,173,531
1,700,000	Nexus N at Dia Met Dist CO	5.00%	12/01/51	1,522,485
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/31	153,102
150,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/34	152,866
155,000	Park Creek CO Met Dist Rev Ref Sr Ltd Property Tax Supported, Ser A	5.00%	12/01/35	157,799
2,950,000	Park Creek CO Met Dist Rev Sr Lien, Ser A, AGM	4.00%	12/01/34	3,017,166
30,000	Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE	5.00%	12/01/24	30,155
420,000	Park Creek CO Met Dist Rev Sr, Ser A	5.00%	12/01/30	445,280
1,300,000	Park Creek Met Dist CO Ltd Property Tax Supported Rev Sr, Ser A, AGM	5.00%	12/01/43	1,405,653
1,150,000	Peak Met Dist #1 CO, Ser A (c)	5.00%	12/01/51	1,002,889
920,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/40	910,213
1,195,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,119,705
500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	4.13%	12/15/27	500,683
2,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (c)	5.00%	12/15/41	2,516,862
700,000	Prairie Ctr Met Dist #7 CO	4.88%	12/15/44	632,129
500,000	Ravenna CO Met Dist Ref, AGM	5.00%	12/01/38	542,844
2,500,000	Riverwalk Metro Dist #2 CO, Ser A (a)	5.00%	12/01/42	2,362,356
1,000,000	Sagebrush Farm Met Dist #1 CO Sr Bonds, Ser A	6.38%	12/01/42	1,026,904
250,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/36	279,068
300,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/37	334,074
300,000	Sand Creek CO Met Dist, AGM	5.00%	12/01/38	332,374
175,000	Sterling Hills CO W Met Dist Ref	5.00%	12/01/32	183,505
1,000,000	Sterling Ranch Cmnty Auth Brd CO Spl Assmnt Rev Spl Impt Dist No 1	5.63%	12/01/43	1,037,662
1,800,000	Takoda CO Met Dist Ref	6.00%	12/01/36	1,925,096
500,000	Telluride CO, COPS	5.00%	12/01/43	546,754

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1	4.50%	12/01/37	$737,249
825,000	Third Creek Met Dist #1 CO Sr Bonds, Ser A-1	4.50%	12/01/42	693,399
1,400,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	1,400,313
500,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	514,929
1,500,000	Westerly Met Dist #4 CO Sr, Ser A	5.00%	12/01/50	1,320,000
				133,267,320
	Connecticut — 2.8%
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,025,344
445,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/34	478,060
4,700,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	4,761,246
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Quinnipiac Univ Ref, Ser M	5.00%	07/01/36	1,016,380
5,130,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser R	4.00%	07/01/42	5,118,791
1,000,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ, Ser S	5.00%	07/01/26	1,036,669
2,250,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	5.00%	07/01/31	2,279,302
200,000	CT St Hlth & Eductnl Facs Auth Rev Ref Quinnipiac Univ, Ser L	4.00%	07/01/33	200,831
1,765,000	CT St Muni Elec Energy Coop Pwr Sply Sys Rev Ref, Ser A	5.00%	01/01/38	1,984,112
5,490,000	CT St Spl Tax Oblig Rev, Ser A	5.00%	05/01/41	6,010,175
1,680,000	CT St Spl Tax Oblig Rev, Ser A	5.25%	07/01/43	1,915,533
1,445,000	CT St, Ser A	5.00%	04/15/29	1,517,417
5,000,000	CT St, Ser A	4.00%	01/15/37	5,138,664
5,145,000	CT St, Ser A	4.00%	04/15/37	5,212,791
5,695,000	CT St, Ser A	4.00%	01/15/38	5,834,927
4,000,000	CT St, Ser B	5.00%	06/15/25	4,071,456
625,000	Hamden CT, BAM	6.00%	08/15/33	689,089
500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (c)	5.00%	04/01/39	503,507
1,500,000	Univ of Connecticut CT, Ser A	5.00%	11/01/36	1,602,029
4,000,000	Univ of Connecticut CT, Ser A	5.00%	02/15/39	4,343,574
				55,739,897
	Delaware — 0.7%
3,025,000	DE St Econ Dev Auth Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc, Ser B	5.00%	11/15/43	3,131,976
325,000	DE St Hlth Facs Auth Rev Beebe Med Ctr	5.00%	06/01/26	332,179
4,335,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/35	4,700,291
3,000,000	DE St Hlth Facs Auth Rev Ref Christiana Hlth Care Sys Oblig Grp, Ser A	5.00%	10/01/38	3,196,490
1,619,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (c)	5.00%	07/01/28	1,629,622
				12,990,558
	District of Columbia — 0.9%
2,500,000	Dist of Columbia, Ser D	5.00%	06/01/42	2,583,301
1,640,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, AMT	5.00%	10/01/35	1,689,150
2,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref Arpt Sys Rev, Ser A, AMT	5.00%	10/01/32	2,127,802
3,175,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/33	3,411,565
2,100,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/34	2,106,719
700,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/42	763,578
1,850,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/45	2,016,717

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	District of Columbia (Continued)
$1,750,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/46	$1,902,195
1,000,000	Met WA DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.25%	10/01/49	1,075,977
				17,677,004
	Florida — 7.0%
130,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	2.88%	05/01/25	128,349
1,000,000	Academical Vlg CDD FL Spl Assmnt Rev CDD	3.63%	05/01/40	847,361
545,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	498,628
2,945,000	Alachua Cnty FL Hlth Facs Auth Ref Shands Teaching Hosp & Clinics Inc, Ser B-1	5.00%	12/01/37	3,129,813
1,665,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (c)	4.50%	05/01/33	1,684,974
1,000,000	Beach Cmnty Dev Dist FL Capital Impt Rev Ref, AGM	5.25%	05/01/44	1,071,930
955,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	817,885
1,250,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	1,050,407
100,000	Bexley CDD FL Spl Assmnt Rev	4.10%	05/01/26	100,060
2,725,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.00%	10/01/38	2,854,214
1,450,000	Broward Cnty FL Convention Ctr Hotel Rev First Tier	5.00%	01/01/32	1,635,136
1,000,000	Buckhead Trails CDD FL Spl Assmnt	5.60%	05/01/44	1,010,438
1,500,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (c)	5.00%	10/01/34	1,529,014
3,850,000	Citizens Property Insurance Corp FL, Ser A1 (Pre-refunded maturity 12/01/24)	5.00%	06/01/25	3,873,107
1,670,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	1,684,750
500,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AGM	5.00%	10/01/40	557,374
800,000	Collier Cnty FL Indl Dev Auth NCH Hlthcare Sys Projs, Ser A, AGM	5.00%	10/01/42	885,291
380,000	Creekview CDD FL Spl Assmnt Rev Phase I Proj	3.88%	05/01/27	378,311
1,000,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	4.50%	05/01/52	936,437
930,000	Cypress Mill CDD FL Spl Assmnt CDD Assmnt Area Two Proj	4.00%	06/15/40	853,784
215,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	2.50%	05/01/26	208,923
1,000,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/51	847,042
990,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/52	818,708
85,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	2.50%	05/01/26	82,500
845,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (c)	5.00%	11/01/29	862,672
1,790,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (c)	5.50%	11/01/39	1,851,370
885,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	3.40%	11/01/41	723,378
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,038,872
1,060,000	FL Dev Fin Corp Hlthcare Facs Rev Tampa General Hosp Proj, Ser A	5.00%	08/01/42	1,133,172
200,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	200,635
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/29	156,110
310,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/35	307,315
450,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/45	411,586
1,000,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT	5.00%	07/01/44	1,046,747

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,500,000	FL St Dev Fin Corp Ref Brightline FL Passenger Rail Proj, AGM, AMT	5.25%	07/01/47	$2,637,889
1,000,000	Fort Pierce FL Utils Auth Ref, Ser A, AGM	5.00%	10/01/35	1,117,566
4,000,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev, Ser A, AMT	4.00%	10/01/35	4,029,297
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,024,149
50,000	Harmony FL CDD Capital Impt Rev Ref, Ser 2015	4.75%	05/01/25	50,116
365,000	Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien, Ser A-1, AGM	5.00%	05/01/25	369,351
1,825,000	JEA FL Elec Sys Rev Ref Sub, Ser III B	5.00%	10/01/31	1,912,950
1,000,000	Lakeland FL Energy Sys Rev Ref	5.00%	10/01/42	1,102,046
1,230,000	Lakeland FL Hosp Sys Rev Lakeland Regl Hlth (Pre-refunded maturity 11/15/24)	5.00%	11/15/33	1,236,712
2,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys (f)	5.00%	11/15/42	2,190,020
1,000,000	Lakeland FL Hosp Sys Rev Ref Lakeland Regl Hlth Sys (f)	5.00%	11/15/43	1,090,809
1,500,000	Lakewood Ranch FL Stewardship Dist Util Rev Sys Acq Proj, AGM	5.25%	10/01/48	1,627,974
300,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/40	323,078
1,250,000	Lee Cnty FL Loc Optional Gas Tax Rev	5.00%	08/01/41	1,338,121
4,225,000	Lee Memorial Hlth Sys FL Hosp Rev Ref, Ser A-1	5.00%	04/01/44	4,369,991
1,085,000	Liberty Cove CDD FL Spl Assmnt Rev Assmnt Area One Proj (f)	5.38%	05/01/44	1,081,905
1,265,000	Miami FL Spl Oblg Ref Street & Sidewalk Impt Prog, Ser A, AGM (c)	5.00%	01/01/35	1,325,310
275,000	Miami World Ctr CDD FL Spl Assmnt	4.75%	11/01/27	280,111
2,000,000	Miami World Ctr CDD FL Spl Assmnt	5.13%	11/01/39	2,045,840
3,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT (f)	5.00%	10/01/35	3,292,748
1,000,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A	4.00%	10/01/36	1,014,486
2,575,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,592,679
2,625,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser B, AMT	5.00%	10/01/40	2,682,456
445,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/25	445,747
550,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/32	563,424
1,210,000	Miami-Dade Cnty FL Indl Dev Auth Doral Acdmy Proj	5.00%	01/15/37	1,232,707
2,000,000	Miami-Dade Cnty FL Indl Dev Auth Sol Wst Disp Rev Var Ref Wst Mgmt Inc Proj Remk, Ser A, AMT (Mandatory put 07/01/25)	4.50%	11/01/33	1,999,989
2,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/42	2,148,335
1,080,000	Miami-Dade Cnty FL Spl Oblig Sub Ref	5.00%	10/01/35	1,112,572
715,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.00%	05/01/30	712,086
1,375,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,346,614
1,500,000	N River Ranch CDD FL Capital Impt Rev Phase 1 Proj, Ser A-1	4.25%	05/01/51	1,308,963
780,000	N Sumter Cnty FL Util Dependent Dist Util Rev Sumter Wtr Conservation Auth Proj, AGM	4.00%	10/01/41	791,353
355,000	Nthrn Palm Beach Cnty FL Impt Dist	5.00%	08/01/37	360,367
145,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/36	164,360
500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/37	564,713
1,500,000	Orange Cnty FL Hlth Facs Auth Rev Orlando Hlth Oblig Grp, Ser A	5.00%	10/01/41	1,644,279
680,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/29	680,714

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$345,000	Orange Cnty FL Hlth Facs Auth Rev Presbyterian Retmnt Cmntys Proj	5.00%	08/01/34	$345,335
685,000	Panama City Beach FL Capital Impt Rev Front Beach Road Proj	5.00%	11/01/33	758,841
1,880,000	Pasco Cnty FL Sch Brd, Ser C, AGM, COPS	5.00%	08/01/34	2,077,029
4,250,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (g)	5.88%	01/01/33	4,004,197
605,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	564,393
2,150,000	Putnam Cnty FL Dev Auth Ref Seminole Proj, Ser A	5.00%	03/15/42	2,219,696
815,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.50%	05/01/40	810,338
500,000	Ridge at Apopka CDD FL Spl Assmnt, Ser 22	5.38%	05/01/42	512,529
215,000	Rivington CDD FL Spl Assmnt Rev 2022 Assmnt Area	3.25%	05/01/27	210,251
105,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	2.88%	05/01/25	103,917
2,000,000	S Broward FL Hosp Dist Ref	4.00%	05/01/33	2,012,899
205,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/31	195,276
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	458,595
1,175,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	1,013,725
1,500,000	Saint Johns Cnty FL Sch Brd, Ser A, AGM, COPS	5.25%	07/01/46	1,667,778
1,500,000	Saltleaf CDD FL Capital Impt Rev	5.63%	05/01/44	1,516,118
335,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (c)	4.13%	06/15/39	310,805
500,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.50%	05/01/31	499,087
1,745,000	Sarasota Natl FL CDD Spl Assmnt Ref	4.00%	05/01/39	1,747,582
1,615,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	1,404,299
3,635,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	3,055,844
2,250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (c)	5.00%	03/01/30	2,251,665
105,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (c)	4.00%	11/01/24	104,960
2,730,000	Stoneybrook FL S CDD Spl Assmnt Rev Assmnt Area Two A Proj	5.13%	11/01/34	2,913,361
1,250,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	4.00%	05/01/50	1,046,509
120,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/31	130,331
200,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/32	217,488
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/33	271,738
250,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/34	271,512
400,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/38	404,912
300,000	Tampa FL Hosp Rev H Lee Moffitt Cancer Ctr Proj, Ser B	4.00%	07/01/39	301,973
230,000	Tampa FL Rev Ref The Univ of Tampa Proj, Ser A	5.00%	04/01/34	247,602
620,000	Tern Bay CDD FL Spl Assmnt	3.13%	06/15/27	602,286
1,250,000	Tern Bay CDD FL Spl Assmnt	4.00%	06/15/42	1,135,034
870,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	869,145
45,000	Timber Creek CDD FL Spl Assmnt Rev (c)	4.13%	11/01/24	44,998
775,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	769,827
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	813,699
750,000	Two Rivers W CDD FL Spl Assmnt Proj, Ser 2024 (c)	5.63%	05/01/44	757,287
1,750,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	5.13%	05/01/44	1,786,942
1,000,000	Villamar CDD FL Spl Assmnt Area Six Proj	5.50%	05/01/44	1,030,432
70,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	70,285
500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/36	505,441

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$500,000	Volusia Cnty FL Eductnl Fac Auth Ref Embry Riddle Aeronautical Univ Inc Proj, Ser A	4.00%	10/15/37	$504,045
850,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/41	922,491
1,315,000	Volusia Cnty FL Eductnl Fac Auth Stetson Univ Inc Proj	5.25%	06/01/42	1,422,152
835,000	Westside FL CDD Spl Assmnt Rev Ref (c)	4.10%	05/01/37	795,092
1,365,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,395,983
775,000	Yarborough Lane CDD FL Spl Assmnt Proj, Ser 2024 (f)	5.35%	05/01/44	775,722
				137,879,566
	Georgia — 3.9%
8,980,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	9,030,018
1,000,000	Atlanta GA Arpt Rev Ref, Ser C, AMT	4.00%	07/01/39	995,657
3,000,000	Atlanta GA Arpt Rev, Ser A	5.00%	07/01/42	3,317,941
650,000	Atlanta GA Tax Allocation Ref Eastside Proj (Pre-refunded maturity 01/01/26)	5.00%	01/01/30	668,713
3,500,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	3,584,877
1,300,000	Brookhaven Dev Auth GA Children’s Hlthcare of Atlanta, Ser A	5.00%	07/01/35	1,408,655
2,000,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (b)	4.30%	11/01/52	2,000,000
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 2nd Ser (Mandatory put 03/12/27)	3.38%	11/01/48	1,001,129
875,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk, 5th Ser (Mandatory put 06/13/28)	3.70%	10/01/32	889,572
4,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	4.25%	11/01/52	4,000,000
600,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/31	667,625
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/36	283,373
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/37	282,791
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/38	281,646
625,000	De Kalb GA Priv Hosp Auth Children’s Hlthcare of Atlanta, Ser B	4.00%	07/01/37	640,365
350,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/35	355,718
400,000	Etowah GA Wtr & Swr Auth Rev Ref, BAM	4.00%	03/01/36	405,736
2,775,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	2,819,467
750,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/34	805,444
890,000	GA St Hgr Edu Facs Auth Rev Ref USG Real Estate Fdtn II LLC Projs	5.00%	06/15/35	954,743
2,525,000	GA St Hsg & Fin Auth Rev Sf Mtge, Ser C	3.25%	12/01/33	2,358,881
40,000	Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc Proj, Ser A	5.00%	02/15/26	41,028
250,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/36	251,731
1,000,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel First Tier, Ser A	4.00%	01/01/54	895,415
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/27	1,030,098

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$3,625,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	$3,653,587
14,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	14,627,043
2,500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 06/01/30)	5.00%	06/01/53	2,645,030
3,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	3,222,500
2,795,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/30)	5.00%	07/01/53	2,979,794
1,700,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B (Mandatory put 03/01/32)	5.00%	12/01/54	1,832,469
2,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,404,095
2,500,000	Monroe Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Scherer Proj 2nd Ser Remk (Mandatory put 03/06/26)	3.88%	12/01/41	2,524,053
600,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/38	664,776
350,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	4.00%	01/01/39	353,580
320,000	Muni Elec Auth of GA Ref Plant Vogtle Units 3&4 Proj J, Ser A, AGM	4.00%	01/01/40	321,977
1,815,000	Muni Elec Auth of GA Ref Proj One Subord Bonds, Ser A, BAM	5.00%	01/01/45	1,933,472
275,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/29	294,718
				76,427,717
	Guam — 0.1%
1,000,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	1,032,689
300,000	Guam Port Auth Port Rev, Ser B, AMT	5.00%	07/01/32	309,681
				1,342,370
	Hawaii — 0.3%
1,840,000	HI St Arpts Sys Rev, Ser A, AMT	4.00%	07/01/35	1,853,570
3,460,000	HI St Arpts Sys Rev, Ser A, AMT	5.00%	07/01/43	3,553,867
455,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref First Bond Resolution, Ser B	5.00%	07/01/40	488,229
				5,895,666
	Idaho — 0.4%
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	1,003,983
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,277,154
1,000,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/37	1,006,406
2,000,000	ID St Hlth Facs Auth Rev Ref St Luke’s Hlth Sys Proj, Ser A	5.00%	03/01/34	2,087,831
2,000,000	ID St Hsg & Fin Assn Sales Tax Rev Transprtn Expansion & Congestion Mitigation Fund, Ser A	5.00%	08/15/48	2,196,595
				7,571,969
	Illinois — 4.4%
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/30	1,044,969
1,000,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/31	1,045,291
1,210,000	Bolingbrook IL Ref, Ser A	4.00%	01/01/35	1,139,303
1,000,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/36	1,121,501
1,250,000	Chicago IL Brd of Edu Dedicated Capital Impt Tax	5.25%	04/01/37	1,397,343
500,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	512,762

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$3,435,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	$3,631,898
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/37	546,958
500,000	Chicago IL Brd of Edu, Ser A	5.50%	12/01/38	544,028
2,600,000	Chicago IL Chicago Wks, Ser A	5.00%	01/01/35	2,800,717
2,000,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/41	2,132,679
560,000	Chicago IL ETM, Ser A	5.00%	01/01/27	586,453
200,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.50%	01/01/37	228,196
500,000	Chicago IL Midway Arpt Rev Sr Lien Ref, Ser A, AMT, BAM	5.75%	01/01/42	565,891
305,000	Chicago IL O’Hare Intl Arpt Rev Ref Gen Sr Lien, Ser A, AMT	5.00%	01/01/30	309,556
325,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/34	353,486
3,320,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/36	3,480,947
2,100,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	2,194,788
1,500,000	Chicago IL O’Hare Intl Arpt Rev Ref, Ser A, AMT	5.00%	01/01/33	1,504,909
2,675,000	Chicago IL O’Hare Intl Arpt Rev, Ser C, AMT	5.00%	01/01/31	2,683,989
1,350,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,379,524
2,155,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/37	2,179,304
450,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	451,894
500,000	Chicago IL Ref, Ser A	5.63%	01/01/29	518,054
125,000	Chicago IL Ref, Ser C, CABS	(d)	01/01/25	123,028
500,000	Chicago IL Ref, Ser C	5.00%	01/01/25	502,323
645,000	Chicago IL Ref, Ser C	5.00%	01/01/26	656,292
270,000	Chicago IL Ref, Ser C	5.00%	01/01/38	271,265
1,500,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/27	1,542,995
1,000,000	Cook Cnty IL Sch Dist #81 Schiller Park, BAM	3.00%	12/01/35	904,317
505,000	Hampshire IL Spl Svc Area #14 Spl Tax Ref Lakewood Crossing, BAM	4.00%	03/01/25	507,296
125,000	IL St	5.00%	06/01/27	128,430
325,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/33	344,864
850,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/34	902,772
970,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/35	1,026,617
300,000	IL St Fin Auth Acad Facs Lease Rev Univ of IL at Urbana Champaign Proj, Ser A	5.00%	10/01/36	316,587
500,000	IL St Fin Auth Rev Loc Govt Prog E Prairie Sch Dist #73 Proj, BAM	5.00%	12/01/30	536,792
845,000	IL St Fin Auth Rev Ref Mercy Hlth Sys Oblig Grp	5.00%	12/01/33	863,857
35,000	IL St Fin Auth Rev Ref Presbyterian Homes Oblig Grp, Ser A	5.00%	11/01/24	35,079
4,350,000	IL St Fin Auth Rev Township High Sch Dist #207 Proj	4.00%	12/01/38	4,425,253
500,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	507,723
95,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/31	96,847
465,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/32	473,641
2,170,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore HHDC (Mandatory put 02/01/26)	5.00%	02/01/27	2,220,834
115,000	IL St Ref, Ser B	5.00%	10/01/24	115,322
3,175,000	IL St Sales Tax Rev Junior Oblig, Ser A, BAM	3.00%	06/15/34	2,985,638

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$100,000	IL St Sales Tax Rev Ref Junior Oblig Build IL Bonds, Ser C	5.00%	06/15/29	$107,464
500,000	IL St Toll Hwy Auth Ref Sr, Ser A	5.00%	01/01/38	575,585
1,500,000	IL St, Ser A	5.00%	12/01/26	1,559,768
2,500,000	IL St, Ser A	5.50%	03/01/42	2,778,899
2,000,000	IL St, Ser B	4.00%	12/01/37	2,001,997
750,000	IL St, Ser B	5.25%	05/01/38	835,260
1,000,000	IL St, Ser B	5.25%	05/01/39	1,109,566
1,000,000	IL St, Ser B	5.25%	05/01/45	1,100,472
6,200,000	IL St, Ser C	5.00%	11/01/29	6,513,159
1,005,000	IL St, Ser D	5.00%	11/01/24	1,009,286
325,000	IL St, Ser D	5.00%	11/01/26	337,515
1,500,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (c)	4.82%	01/01/41	1,446,824
1,175,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/39	1,288,762
700,000	Madison Bond Etc Cntys IL Cmnty Unit Sch Dist #5, Ser B, AGM	5.50%	02/01/40	764,148
3,635,000	Morton Grove Niles Wtr Commn IL Wtr, Ser A	5.00%	12/01/41	3,830,163
1,140,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/43	1,187,044
875,000	Moultrie Shelby & Coles Cntys IL Cmnty Unit Sch Dist #300, BAM	5.00%	12/01/44	909,551
405,000	Peoria IL Ref, Ser C, AGM	4.00%	01/01/33	417,318
1,000,000	Piatt Champaign & DeWitt Cntys IL Cmnty Unit Sch Dist # 25 Ref, Ser B, BAM	5.00%	11/01/33	1,041,868
645,000	Rockford IL Ref Wtrwks Sys, Ser B, BAM	5.00%	12/15/26	673,830
110,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/24	110,092
125,000	Romeoville IL Rev Ref Lewis Univ Proj	5.00%	10/01/25	125,667
950,000	Sales Tax Securitization Corp IL Ref, Ser C	5.50%	01/01/36	1,025,218
1,025,000	Sales Tax Securitization Corp IL Ref, Ser C	5.25%	01/01/43	1,076,370
885,000	Skokie IL Park Dist, Ser A	5.00%	12/01/34	980,841
510,000	Skokie IL Park Dist, Ser A	5.00%	12/01/35	566,754
1,560,000	Woodford McLean & Livingston Cntys IL Cmnty United Sch Dist, Ser B, BAM	4.00%	11/01/36	1,582,896
				86,798,529
	Indiana — 1.7%
2,270,000	Avon IN Cmnty Sch Bldg Corp	5.00%	01/15/41	2,483,722
3,080,000	Borden Henryville Multi Sch Bldg Corp IN	5.00%	07/15/39	3,355,706
2,000,000	Carmel IN Redev Auth	3.00%	07/15/40	1,725,355
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (c)	5.30%	01/01/32	228,286
750,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge (f)	5.00%	07/15/40	835,731
1,000,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge (f)	5.00%	07/15/41	1,104,573
1,010,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge (f)	5.00%	07/15/42	1,111,618
1,210,000	Franklin Twp IN Multi Sch Bldg Corp First Mtge (f)	5.00%	07/15/43	1,325,207
3,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	3,035,836
1,500,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,507,528
1,555,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.00%	03/01/31	1,647,549
1,000,000	IN St Fin Auth Hlth Fac Rev Margaret Mary Hlth Proj, Ser A	5.50%	03/01/39	1,098,446
2,000,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth, Ser A	5.00%	10/01/43	2,193,958
430,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/36	418,536

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$1,330,000	IN St Fin Auth Hosp Rev Goshen Hlth, Ser A	4.00%	11/01/37	$1,300,749
1,000,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/40	1,076,337
500,000	IN St Fin Auth Rev Marian Univ Proj, Ser A	5.00%	09/15/34	512,299
275,000	IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN	5.00%	09/01/31	284,389
2,800,000	IN St Muni Pwr Agy Ref, Ser A	5.00%	01/01/42	2,852,257
1,080,000	Msd Warren Twp IN Vision 2005 Sch Bldg Corp Rev	3.00%	07/10/35	988,364
2,420,000	Noblesville IN Cmnty Dev Corp LSE Rent Rev Event Ctr Proj, Ser B, AGM	5.00%	08/01/40	2,659,502
1,000,000	Penn IN High Sch Bldg Corp 1st Mtge Bonds, Ser A	5.00%	07/15/42	1,074,045
1,500,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,531,697
				34,351,690
	Iowa — 0.6%
1,000,000	Altoona IA, Ser A, BAM, COPS	5.00%	06/01/33	1,074,692
720,000	Altoona IA, Ser A, BAM, COPS	5.00%	06/01/34	776,276
2,385,000	Coralville IA Ref, Ser A	5.00%	05/01/38	2,406,525
2,000,000	Dallas Ctr IA Grimes Cmnty Sch Dist	3.00%	05/01/39	1,742,290
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	3,175,703
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/35	306,402
200,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/38	202,144
300,000	Tobacco Stlmt Auth IA Tobacco Stlmt Rev Ref Sr, Ser A-2, Class 1	4.00%	06/01/39	301,812
1,060,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/38	938,043
1,085,000	Univ of IA IA Facs Corp Museum of Art Proj	3.00%	06/01/39	947,964
				11,871,851
	Kansas — 0.7%
175,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	170,774
1,240,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/29	1,279,143
1,470,000	KS Muni Energy Agy Pwr Proj Rev Dogwood Proj, Ser A, BAM	5.00%	04/01/30	1,516,161
1,900,000	KS St Dept of Transprtn Hwy Rev	5.00%	09/01/35	1,932,025
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/31	510,150
625,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/32	636,845
575,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/33	585,637
500,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/34	508,824
525,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/35	532,728
600,000	Leavenworth Cnty KS Unif Sch Dist #464 Ref, Ser A	4.00%	09/01/36	607,616
1,045,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/26	1,050,780
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (c)	5.75%	09/01/39	2,060,874
2,000,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev Impt, Ser A	5.00%	09/01/40	2,024,670
475,000	Wyandotte Cnty KS Kansas City Unif Govt Util Sys Rev Ref & Impt, Ser A	5.00%	09/01/29	475,507
150,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM (Pre- refunded maturity 09/01/27)	5.00%	09/01/32	159,555
				14,051,289
	Kentucky — 2.4%
5,100,000	Boyle Cnty KY Eductnl Facs Rev Ref Ctr Clg, Ser A	5.25%	06/01/43	5,514,070
2,000,000	Jefferson Cnty KY Sch Dist Fin Corp Sch Bldg Rev, Ser B	3.00%	12/01/38	1,780,360

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kentucky (Continued)
$145,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/28	$151,476
2,950,000	KY St Econ Dev Fin Auth Baptist Hlthcare Sys, Ser B	5.00%	08/15/46	2,993,608
160,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(d)	10/01/25	152,338
625,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/38	623,396
3,795,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/44	3,946,768
730,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/35	783,167
895,000	KY St Econ Dev Fin Auth Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/36	957,930
1,480,000	KY St Hsg Corp SF Mtge, Ser C	4.00%	07/01/39	1,464,933
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,634,052
6,300,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	6,335,514
1,500,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	1,464,609
1,300,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/40	1,419,277
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/41	1,083,057
290,000	Louisville & Jefferson Cnty KY Met Swr Dist Swr & Drain Sys Sustainable Bond, Ser A	5.00%	05/15/29	317,675
16,200,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (b)	4.80%	08/01/61	16,200,000
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,007,805
				47,830,035
	Louisiana — 0.9%
1,260,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/35	1,303,658
1,520,000	E Baton Rouge Parish LA Capital Impts Dist MOVEBR Sales, Ser T	4.00%	08/01/36	1,564,661
6,500,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser A	4.00%	02/01/45	6,450,861
1,000,000	LA Pub Facs Auth Rev Ref Ochsner Clinic Fdtn Proj	5.00%	05/15/36	1,032,122
250,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ascension Psh Courthouse Proj	5.00%	11/01/31	260,633
1,700,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Hosp Womans Fdtn Proj, Ser A	5.00%	10/01/37	1,750,574
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,454,863
1,525,000	LA St Pub Facs Auth Sol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (c)	5.00%	10/01/43	1,541,164
750,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	771,040
200,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/31	204,964
1,305,000	New Orleans LA Wtr Rev (Pre-refunded maturity 12/01/25)	5.00%	12/01/34	1,341,003
1,050,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/28	1,056,478
				18,732,021
	Maryland — 1.1%
565,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/39	554,127
650,000	Baltimore Cnty MD Rev Ref Oak Crest Vlg Inc Fac	4.00%	01/01/40	630,885
600,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/33	608,349
685,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/34	694,302

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Maryland (Continued)
$650,000	Baltimore Cnty MD Rev Ref Riderwood Vlg Inc Proj	4.00%	01/01/36	$654,500
2,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	2,035,369
125,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.80%	06/01/25	123,483
135,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (c)	2.85%	06/01/26	131,377
550,000	Harford Cnty MD Spl Oblg Ref Beechtree Estates Proj	4.00%	07/01/36	558,771
500,000	MD St Econ Dev Corp Stdt Hsg Rev Bowie St Univ Proj	4.00%	07/01/40	471,684
2,660,000	MD St Econ Dev Corp Stdt Hsg Rev College Park Leonard Town Proj, AGM	5.00%	07/01/40	2,896,893
2,490,000	MD St Econ Dev Corp Stdt Hsg Rev Ref Univ MD Clg Park Projs, AGM	5.00%	06/01/35	2,544,234
5,000,000	MD St First Ser	4.00%	06/01/29	5,000,389
800,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Anne Arundel Hlth Sys, Ser A	5.00%	07/01/30	824,819
250,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/35	244,894
225,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/36	218,945
750,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	4.00%	06/01/46	673,899
1,000,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	09/01/37	1,127,603
2,685,000	Univ Sys of MD Auxilary Fac & Tuition Rev, Ser A	4.00%	04/01/34	2,701,598
				22,696,121
	Massachusetts — 1.3%
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Ref Sr, Ser B	5.25%	07/01/30	2,205,253
2,500,000	MA St Bay Transprtn Auth Sales Tax Rev Sr Ref, Ser A	5.00%	07/01/47	2,764,104
2,000,000	MA St Bay Transprtn Auth Sales Tax Rev Sr Ref, Ser A	5.00%	07/01/48	2,201,533
2,155,000	MA St Bay Transprtn Auth Sales Tax Rev Sr, Ser A	5.00%	07/01/45	2,175,259
5,000,000	MA St Consolidated Loan, Ser A	5.00%	01/01/49	5,466,861
250,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (c)	5.00%	11/15/28	261,353
3,920,000	MA St Port Auth Ref, Ser A, AMT	5.00%	07/01/32	4,179,942
1,555,000	MA St Port Auth, Ser C, AMT	5.00%	07/01/31	1,661,945
2,000,000	MA St Transprtn Fund Rev Rail Enhancement Prog, Ser A	5.00%	06/01/45	2,017,237
3,000,000	MA St Transprtn Fund Rev Rail Enhancement Proj Commonwealth Transprtn Fund, Ser B	5.00%	06/01/40	3,160,868
				26,094,355
	Michigan — 2.2%
1,620,000	Charles Stewart Mott MI Cmnty Clg Ref, AGM	5.00%	05/01/41	1,791,603
240,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/32	240,651
500,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/33	501,357
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/32	154,833
155,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/36	160,087
100,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/37	102,751
150,000	Genesee Cnty MI Swr Disp Sys Rev, Ser A, BAM	4.00%	06/01/38	153,205
2,500,000	Grand Rapids MI Santn Swr Sys Rev	5.00%	01/01/43	2,601,831
2,000,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref Sr Lien, Ser A	5.00%	07/01/37	2,300,493
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Sr Lien, Ser C	5.00%	07/01/31	1,032,972

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$4,965,000	Kalamazoo MI Hosp Fin Auth Unrefunded Ref Bronson Hlthcare Grp	4.00%	05/15/36	$4,926,250
3,630,000	Kentwood MI Pub Schs, Ser II, AGM	5.00%	05/01/46	3,923,011
1,195,000	Lake Shore MI Pub Schs, Ser I	5.00%	11/01/37	1,346,327
1,000,000	Marquette MI Brd of Light & Pwr Elec Util Sys Rev Ref, Ser A	5.00%	07/01/29	1,027,410
1,100,000	MI St Bldg Auth Rev Var Facs Prog Multi-Modal, Ser I (b)	3.71%	04/15/58	1,100,000
500,000	MI St Fin Auth Act 38 Facs Sr Rev Sustainable Bonds Henry Ford Hlth Detroit Util Plant Proj	5.25%	02/28/42	546,162
890,000	MI St Fin Auth Ltd Oblig Rev Ref Clg for Creative Studies Proj	5.00%	12/01/25	890,283
2,010,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	2,091,631
325,000	MI St Fin Auth Rev Loc Govt Loan Pgm Great Lakes Wtr Auth Ref 2nd Lien, Ser C	5.00%	07/01/27	329,177
2,000,000	MI St Fin Auth Rev Multi Modal McLaren Hlth Care, Ser A	4.00%	02/15/47	1,883,388
375,000	MI St Fin Auth Rev Prerefunded CHE Trinity Hlth Credit Grp Ref, Ser 2013-5 (Pre-refunded maturity 12/01/29)	4.00%	12/01/40	396,135
1,070,000	MI St Fin Auth Rev Ref Beaumont Spectrum Consolidation, Ser A	5.00%	04/15/33	1,197,242
1,000,000	MI St Fin Auth Rev Ref CHE Trinity Hlth Credit Grp Remk, Ser 2013-2	4.00%	12/01/35	1,017,847
1,955,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/35	1,944,011
665,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	661,186
2,000,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser B	5.00%	05/15/33	2,018,520
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D-1	5.00%	07/01/34	1,011,227
2,500,000	MI St Fin Auth Rev Ref Sr Turbo, Ser A-2	5.00%	06/01/40	2,615,729
565,000	MI St Hosp Fin Auth Ref Ascenion Sr Credit Remk, Ser F7	5.00%	11/15/47	573,780
650,000	Midland MI Pub Schs Sch Bldg & Site, Ser II	5.00%	05/01/35	702,752
4,500,000	Univ of Michigan MI, Ser A	3.00%	04/01/28	4,470,513
				43,712,364
	Minnesota — 0.5%
370,000	Duluth MN Indep Sch Dist #709 Ref, Ser B, COPS	5.00%	02/01/27	386,653
1,015,000	Maple Grove MN, Ser A	4.00%	02/01/37	1,052,880
950,000	Minneapolis Saint Paul MN Met Arpts Commn Arpt Rev Ref Sub, Ser B, AMT	5.00%	01/01/39	989,460
285,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/40	317,764
1,760,000	MN St Agric & Econ Devbrd HealthPartners Oblig Grp	5.00%	01/01/44	1,925,841
500,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/30	504,789
4,000,000	Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref HealthPartners Oblig Grp, Ser A	5.00%	07/01/32	4,035,330
				9,212,717
	Mississippi — 0.7%
4,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (b)	4.40%	05/01/28	4,400,000
5,000,000	MS St Hosp Equipment & Facs Auth Baptist Memorial Hlth Care, Ser A	5.00%	09/01/41	5,055,687
2,000,000	MS St, Ser A (Pre-refunded maturity 11/01/26)	5.00%	11/01/33	2,095,752
500,000	W Rankin MS Util Auth Rev, AGM (Pre-refunded maturity 01/01/25)	5.00%	01/01/32	504,305
1,150,000	Warren Cnty MS Lease Pur Jail Proj, BAM, COPS	6.00%	09/01/43	1,347,598
				13,403,342

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Missouri — 1.7%
$285,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/30	$293,564
300,000	Bridgeton MO Spl Oblig Rev Ref, Ser A	4.00%	12/01/31	308,279
2,150,000	Jackson Cnty MO Consol Sch Dist #4	4.00%	03/01/31	2,189,228
2,000,000	Jackson Cnty MO Consol Sch Dist #4	5.00%	03/01/35	2,085,350
700,000	Jackson Cnty MO Spl Oblig Ref Truman Sports Complex Proj	5.00%	12/01/31	702,204
1,260,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod Proj, Ser B, AMT	5.00%	03/01/46	1,294,636
4,310,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt Terminal Mod, Ser A, AMT	5.00%	03/01/31	4,560,223
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,068,904
220,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/30	223,495
415,000	Lincoln Cnty MO Pub Wtr Sply Dist #1 Ref, COPS	4.00%	07/01/31	421,139
1,550,000	Maryville MO Sch Dist #R-II	5.00%	03/01/41	1,669,314
530,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/38	588,745
555,000	MO Jt Muni Elec Util Commn Pwr Proj Rev Dogwood Energy Fac Proj, Ser C, BAM	5.00%	06/01/39	611,412
500,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev CoxHealth & Oblig Grp, Ser A	5.00%	11/15/37	531,903
550,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Mercy Hlth	5.50%	12/01/42	623,367
710,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Mosaic Hlth Sys, Ser A	4.00%	02/15/39	710,875
1,000,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref, Ser C (Mandatory put 05/01/28)	5.00%	05/01/52	1,063,485
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	1,008,053
1,960,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/29	1,990,674
2,120,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/31	2,161,362
555,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	566,913
260,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/28	265,040
700,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser A	5.25%	02/01/44	748,037
2,570,000	Saint Charles Cnty MO Pub Wtr Sply Dist #2 Pub Wtr Sply Dist No 2, COPS	5.25%	12/01/46	2,828,259
1,135,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/39	1,286,502
1,010,000	St Louis Cnty MO Pattonville Sch Dist #R-3	5.50%	03/01/40	1,138,971
1,295,000	St Louis Cnty MO Spl Oblig Convention Ctr, Ser A	5.25%	12/01/38	1,406,128
1,900,000	St Louis MO Muni Library Dist Ref, BAM, COPS	3.00%	03/15/39	1,644,591
				33,990,653
	Nebraska — 0.2%
3,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	3,170,413
500,000	NE St Pub Pwr Dist Rev Gen, Ser C	5.00%	01/01/35	510,256
				3,680,669
	Nevada — 0.8%
750,000	Carson City NV Hosp Rev Ref Carson Tahoe Regl Med Ctr, Ser A	5.00%	09/01/30	774,610
2,505,000	Clark Cnty NV Arpt Rev Ref, Ser B	5.00%	07/01/38	2,688,850
1,750,000	Clark Cnty NV Poll Control Rev Var Ref NV Pwr CO Proj Remk (Mandatory put 03/31/26)	3.75%	01/01/36	1,743,857
1,035,000	Clark Cnty NV Ref Las Vegas Convention & Visitors Auth, Ser C	3.00%	07/01/33	970,486
4,000,000	Clark Cnty NV Sch Dist, Ser A	5.00%	06/15/37	4,466,969

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$250,000	Las Vegas NV Spl Impt Dist #816 Spl Impt District No 816 Summerlin Vlg 22	2.25%	06/01/27	$233,581
250,000	Las Vegas NV Spl Impt Dist #816 Spl Impt District No 816 Summerlin Vlg 22	2.50%	06/01/28	229,188
1,230,000	Las Vegas Vly NV Wtr Dist Ref Wtr Impt, Ser A	5.00%	06/01/46	1,255,159
135,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/25	134,803
170,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/26	169,103
230,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	3.75%	06/01/27	227,291
375,000	NV Dept of Busn & Industry NV Doral Acdmy, Ser A	5.00%	07/15/27	377,947
300,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/29	313,092
950,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/30	990,934
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/31	286,849
1,770,000	Washoe Cnty NV Hwy Rev Ref Fuel Tax	5.00%	02/01/42	1,867,152
				16,729,871
	New Hampshire — 0.1%
320,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/41	347,150
1,575,000	Natl Fin Auth NH Rev Adventist Hlth Energy Proj, Ser C	5.25%	07/01/43	1,691,807
				2,038,957
	New Jersey — 2.1%
450,000	NJ St Econ Dev Auth Mtr Vehcl Surcharge Rev Ref Sub, Ser A, BAM	5.00%	07/01/28	470,213
2,000,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.25%	11/01/40	2,237,311
3,250,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/39	3,463,799
3,880,000	NJ St Econ Dev Auth Rev Sch Facs Constr Prog, Ser LLL	5.00%	06/15/44	4,070,357
1,050,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	5.00%	06/15/31	1,163,406
350,000	NJ St Econ Dev Auth Rev Sustainable Bonds, Ser QQQ	4.00%	06/15/35	357,714
490,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	495,170
750,000	NJ St Econ Dev Auth Wtr Facs Rev Var Ref NJ American Wtr Co Inc Proj Remk, Ser B, AMT (Mandatory put 06/01/28)	3.75%	11/01/34	755,037
1,290,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(d)	12/15/25	1,231,826
165,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimb Nts, Ser A-1, GARVEE	5.00%	06/15/28	170,296
2,500,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	2,802,408
1,750,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/28	1,892,047
140,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys Bonds, Ser A	5.00%	12/15/39	149,700
3,040,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/26	3,177,118
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	537,118
2,250,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/31	2,413,242
1,000,000	NJ St Transprtn Trust Fund Auth Transprtn Prog Bonds, Ser AA	5.00%	06/15/34	1,066,444
105,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser D	5.00%	12/15/24	105,705
220,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/31	235,961
1,000,000	NJ St Transprtn Trust Fund Auth, Ser BB	5.00%	06/15/34	1,066,444
4,000,000	NJ St Turnpike Auth Turnpike Rev, Ser B	5.25%	01/01/49	4,447,324
880,000	Tobacco Stlmt Fing Corp NJ Ref Sub, Ser B	5.00%	06/01/46	885,120
500,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/27	520,040

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$1,850,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/37	$1,933,773
5,505,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.25%	06/01/46	5,703,426
				41,350,999
	New Mexico — 0.4%
325,000	Albuquerque NM Muni Sch Dist #12, Ser A	4.00%	08/01/32	335,247
290,000	Albuquerque NM Refuse Removal & Disp Rev	5.00%	07/01/33	319,794
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,028,538
565,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/33	571,912
375,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/34	378,389
300,000	Los Ranchos De Albuquerque NM Eductnl Facs Rev Ref Albuquerque Acdmy Proj	4.00%	09/01/35	301,256
230,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.20%	10/01/24	229,731
240,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.30%	10/01/25	238,240
250,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.45%	10/01/26	246,309
260,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	4.55%	10/01/27	254,379
365,000	Lower Petroglyphs Pub Impt Dist NM Spl Levy Rev Ref	5.00%	10/01/33	358,389
825,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	5.00%	06/01/32	863,668
1,000,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/33	982,632
1,360,000	NM St Hosp Equipment Loan Council Hosp Rev Ref	4.00%	06/01/34	1,323,386
				8,431,870
	New York — 6.8%
3,000,000	Auburn NY, Ser B, BANS	4.50%	08/15/24	3,001,173
415,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/36	443,579
2,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	2,090,594
2,700,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,735,617
2,000,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/42	2,060,572
495,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	515,216
1,000,000	Kings Park NY Centrl Sch Dist, Ser B	3.00%	07/15/31	951,939
5,000,000	Long Island NY Pwr Auth Elec Sys Rev Elec Sys Rev Gen, Ser A, BAM	5.00%	09/01/44	5,005,253
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	389,549
10,000,000	Met Transprtn Auth NY Rev Var Ref Remk, Ser D, 2002D-2A- 1 (b)	4.10%	11/01/32	10,000,000
250,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.00%	06/01/44	268,688
630,000	Monroe Cnty NY Indl Dev Corp Rev Ref St John Fisher Univ Proj	5.25%	06/01/49	686,205
375,000	N Babylon NY Union Free Sch Dist	3.00%	07/01/35	345,365
5,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	4,981,484
5,700,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Adj 2nd Gen Remk, Ser CC (b)	4.05%	06/15/41	5,700,000
175,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution, Subser EE-2	5.00%	06/15/40	186,973
1,000,000	New York City NY Transitional Fin Auth Bldg Aid Rev Subord Ref, Ser S-2A	5.00%	07/15/34	1,070,065

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,000,000	New York City NY Transitional Fin Auth Rev Future Tax Sec Sub, Subser D-1	5.50%	11/01/45	$2,270,266
2,700,000	New York City NY Transitional Fin Auth Rev Sub Multi Modal, Ser F-1	5.25%	02/01/53	2,999,264
10,000,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/37	10,202,368
2,500,000	New York City NY Transitional Fin Auth Rev Sub, Ser B-1	4.00%	11/01/38	2,535,908
4,000,000	New York City NY Transitional Fin Auth Rev Subord, Ser A-1	5.25%	08/01/40	4,525,913
5,690,000	NY NY, Ser A, Subser A-1	4.00%	08/01/40	5,675,385
5,730,000	NY NY, Ser B, Subser B-1	5.25%	10/01/39	6,550,902
2,925,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	3,305,127
3,000,000	NY NY, Ser C	5.25%	03/01/49	3,331,249
6,015,000	NY NY, Ser F-1	5.00%	03/01/42	6,545,742
450,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	458,015
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	307,835
500,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	550,780
8,000,000	NY St Dorm Auth Sales Tax Rev Ref Grp 3, Ser E	5.00%	03/15/38	8,487,878
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,644,198
2,000,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	5.25%	03/15/49	2,228,358
195,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	191,057
2,225,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/40	2,487,125
4,185,000	NY St Thruway Auth Personal Income Tax Rev Ref Bidding Grp 3	5.00%	03/15/41	4,658,950
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	1,243,193
2,720,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/35	2,862,796
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev LaGuardia Arpt Terminal C&D Redev Proj, AMT	6.00%	04/01/35	1,129,059
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/40	1,087,293
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt New Terminal, AMT	5.25%	06/30/43	1,073,525
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/42	817,916
500,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/43	543,323
750,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AGM, AMT	5.50%	06/30/44	812,790
5,000,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	5,107,776
4,000,000	Suffolk Regl Off Track Betting Corp NY Rev	5.75%	12/01/44	4,185,300
150,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	147,385
2,165,000	Util Debt Securitization Auth NY Ref Restructuring Bonds, Ser TE-1	5.00%	12/15/39	2,478,438
750,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.25%	11/01/34	854,181
675,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/48	756,543
500,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	559,260

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$400,000	Yonkers NY Econ Dev Corp Eductnl Rev Chrt Sch Edu Excellence Proj, Ser A	4.00%	10/15/29	$398,865
850,000	Yonkers NY, Ser F, BAM	5.00%	11/15/40	948,003
500,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	554,196
				134,948,434
	North Carolina — 1.2%
575,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Ref Carolinas Hlthcare Sys, Ser A	5.00%	01/15/34	587,621
890,000	Charlotte NC Arpt Rev Charlotte Douglas Intl Arpt, Ser B, AMT	5.00%	07/01/29	947,694
925,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/42	1,034,383
500,000	Charlotte NC Arpt Rev, Ser B, AMT	5.00%	07/01/40	540,214
750,000	Greenville NC Comb Enterprise Sys Rev Ref	5.00%	04/01/28	773,436
1,330,000	Monroe NC Comb Enterprise Sys Rev Ref	5.00%	03/01/28	1,366,202
1,000,000	NC St Agric & Tech Univ Ref Gen, Ser A	5.00%	10/01/40	1,014,437
900,000	NC St Capital Facs Fin Agy Stdt Rev Ref Hsg NC A&T Univ Fdtn Proj, Ser A, AGC	5.00%	06/01/26	911,846
375,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser A	5.00%	02/01/32	412,765
1,500,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	1,535,581
4,000,000	NC St Med Care Commn Retmnt Facs Rev Carolina Meadows	5.25%	12/01/44	4,338,446
500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	482,247
1,500,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/50	1,408,350
500,000	NC St Med Care Commn Retmnt Facs Rev The United Methodist Retmnt Homes Proj, Ser A	5.00%	10/01/39	534,719
3,500,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	3,600,024
1,000,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	1,026,677
2,450,000	Wake Cnty NC Ltd Oblig	4.00%	03/01/38	2,531,473
				23,046,115
	Ohio — 2.9%
750,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/35	733,351
900,000	Akron Bath Copley Jt Twp OH Hosp Dist Ref Summa Hlth Oblig Grp Hosp Facs Rev	4.00%	11/15/36	875,586
100,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/38	101,254
195,000	Bowling Green OH St Univ Ref, Ser A	4.00%	06/01/39	197,132
1,000,000	Brunswick OH City Sch Dist, BAM	5.25%	12/01/53	1,076,534
3,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/37	3,030,712
2,000,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 1, Ser A-2	4.00%	06/01/48	1,865,716
1,875,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	1,738,988
370,000	Butler Cnty OH Port Auth Econ Dev Lease Rev Ref Cmnty First Solutions Oblg Grp Proj, Ser A	4.00%	05/15/46	343,419
80,000	Cleveland OH Pub Pwr Sys Rev Prerefunded Ref, Ser A, AGM	5.00%	11/15/24	80,436
420,000	Cleveland OH Pub Pwr Sys Rev Unrefunded Ref, Ser A, AGM	5.00%	11/15/24	421,991
5,000,000	Columbus OH, Ser A	3.00%	07/01/27	4,950,184
310,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/31	336,580
250,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/32	271,650

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio (Continued)
$380,000	Hamilton Cnty OH Hosp Facs Rev Ref Trihealth Inc Oblig Grp Proj, Ser A	5.00%	08/15/33	$413,401
1,000,000	Hamilton Cnty OH Hosp Facs Rev UC Hlth	4.00%	09/15/50	882,057
960,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/32	1,015,134
1,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/33	1,054,476
3,000,000	Miami Cnty OH Hosp Facs Rev Ref & Impt Kettering Hlth Network Oblig Grp	5.00%	08/01/36	3,148,710
575,000	Miamisburg OH City Sch Dist Ref (Pre-refunded maturity 12/01/25)	5.00%	12/01/35	590,178
400,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/37	403,061
1,375,000	Montgomery Cnty OH Hosp Rev Ref Kettering Hlth Network Oblig Grp Proj	4.00%	08/01/41	1,349,528
2,500,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	2,267,725
3,750,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (c)	5.00%	07/01/49	3,545,688
3,000,000	OH St Air Quality Dev Auth OH Vly Electric Corp Proj Remk, Ser B, AMT (Mandatory put 10/01/29)	2.60%	06/01/41	2,729,207
1,000,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	995,314
2,225,000	OH St Air Quality Dev Auth Ref OH Vly Elec Corp Proj, Ser A	3.25%	09/01/29	2,151,831
1,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	1,008,536
2,000,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser B (Mandatory put 06/01/27)	4.00%	09/01/30	2,009,123
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	979,374
1,985,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (b)	3.85%	01/15/51	1,985,000
325,000	OH St Hosp Rev Ref, Ser A	5.00%	01/15/35	347,572
500,000	OH St Hosp Rev Ref, Ser A	4.00%	01/15/38	501,433
2,720,000	OH St Univ, Ser A	4.00%	12/01/32	2,721,535
700,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/39	792,745
1,000,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/40	1,126,084
1,000,000	OH St Wtr Dev Auth Rev Sustainable Bond, Ser A	5.00%	12/01/41	1,121,266
2,275,000	OH St, Ser A	5.00%	02/01/34	2,339,555
2,500,000	OH St, Ser T	5.00%	05/01/32	2,640,653
580,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/42	633,692
685,000	Port of Gtr Cincinnati Dev Auth OH Rev Subord Ref Duke Energy Convention Ctr Proj, Ser B	5.00%	12/01/43	746,252
550,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/39	559,220
500,000	Sharonville OH Spl Oblg Rev	4.00%	12/01/40	506,227
1,115,000	Upper Arlington OH Spl Oblig Non Tax Rev Kingsdale Mixed Use Dev, Ser A	5.00%	12/01/40	1,194,584
				57,782,694
	Oklahoma — 0.6%
805,000	Catoosa OK Indl Auth Sales Tax Rev	4.50%	10/01/32	783,751
6,000,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (c)	7.25%	09/01/51	6,095,424

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oklahoma (Continued)
$1,000,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	$1,036,233
2,305,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City Del City Pub Schs Proj, BAM	5.00%	10/01/43	2,530,238
1,000,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/25	1,005,503
250,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.00%	11/15/26	252,836
1,000,000	Weatherford OK Indl Trust Eductnl Facs Lease Rev Weatherford Pub Schs Proj	5.00%	03/01/31	1,065,191
				12,769,176
	Oregon — 0.7%
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/40	832,133
750,000	Astoria OR Hosp Facs Auth Columbia Memorial Hosp Proj	5.25%	08/01/44	815,051
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.25%	11/15/50	484,038
170,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	4.00%	05/15/26	169,382
250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/32	254,071
1,250,000	Medford OR Hosp Facs Auth Rev Ref Asante Proj, Ser A	5.00%	08/15/34	1,353,658
1,100,000	OR St Facs Auth Rev Ref Univ Portland, Ser A	5.00%	04/01/32	1,112,190
1,890,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/29	2,020,436
1,000,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/38	1,048,425
4,950,000	Tri Cnty Met Transprtn Dist OR Rev, Ser A, GARVEE	5.00%	10/01/32	5,239,313
1,000,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/47	999,112
				14,327,809
	Pennsylvania — 6.4%
1,500,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AGM, AMT	5.50%	01/01/42	1,676,691
2,300,000	Allegheny Cnty PA Arpt Auth Arpt Rev Pittsburgh Arpt, Ser A, AGM, AMT	5.50%	01/01/43	2,560,066
1,500,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Oblig Grp Issue, Ser A	5.00%	04/01/32	1,568,903
3,050,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/35	3,077,296
2,180,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/36	2,187,478
2,650,000	Allegheny Cnty PA Hosp Dev Auth Ref Univ Pittsburgh Med Ctr, Ser A	4.00%	07/15/38	2,635,946
500,000	Armstrong PA Sch Dist Ref, Ser A, BAM	4.00%	03/15/37	509,343
460,000	Berks Cnty PA Indl Dev Auth Hlthcare Facs Rev Ref Highlands at Wyomissing, Ser A	5.00%	05/15/32	470,778
735,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/38	719,762
1,050,000	Bucks Cnty PA Indl Dev Auth Hosp Rev St Luke’s Univ Hlth Network Proj	4.00%	08/15/44	984,041
1,185,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/32	1,222,825
415,000	Bucks Cnty PA Indl Dev Auth Ref Pennswood Vlg Proj, Ser A	5.00%	10/01/33	428,239
2,000,000	Chester Cnty PA Indl Dev Auth Nts Avon Grove Chrt Sch	5.00%	03/01/27	2,029,523
765,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	765,296
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/25	1,014,695

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/30	$1,068,975
2,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds, AGM	4.00%	06/01/39	2,034,155
500,000	Colonial PA Sch Dist	5.00%	02/15/36	504,178
300,000	Colonial PA Sch Dist, Ser A	5.00%	02/15/34	305,324
270,000	Conestoga Vly PA Sch Dist	4.00%	02/01/31	277,369
50,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	50,378
105,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/30	105,795
65,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	65,492
285,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	287,157
1,150,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/25	1,152,690
1,000,000	Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Social Ministries	5.00%	01/01/33	1,010,444
1,375,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/28	1,389,799
145,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/30	145,453
350,000	Cumberland Cnty PA Muni Auth Unrefunded Ref Diakon Lutheran Ministries Proj	5.00%	01/01/38	350,487
280,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/34	286,649
390,000	Deer Creek PA Drain Basin Allegheny Cnty Swr Rev Ref, AGM	4.00%	12/01/35	397,529
100,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/32	103,036
115,000	Dubois PA Hosp Auth Penn Highlands Hlthcare	5.00%	07/15/33	118,544
895,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/29	910,627
1,730,000	Kiski Vly PA Wtr Poll Control Auth Ref, AGM	4.00%	09/01/42	1,729,980
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,098,992
1,100,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/38	1,166,904
1,000,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/39	1,057,532
1,735,000	Lancaster Cnty PA Hosp Auth Penn St Hlth	5.00%	11/01/40	1,828,489
550,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	464,882
2,415,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/51	1,956,516
405,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/29	414,212
420,000	Lebanon PA Auth Swr Rev Ref Sustainable Bond, BAM	4.00%	12/15/30	428,976
3,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,911,450
500,000	Maxatawny Twp PA Muni Auth Rev Diakon Lutheran Social Ministries Proj, Ser A	5.00%	01/01/41	511,482
300,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/35	308,241
550,000	Mifflinburg PA Area Sch Dist Ref, Ser A	4.00%	06/15/36	564,394
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/34	1,004,015
1,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/35	1,001,732
2,000,000	Montgomery Cnty PA Hgr Edu & Hlth Auth Ref Thomas Jefferson Univ Proj	4.00%	09/01/44	1,889,099

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$4,750,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Generation LLC Proj Ref, Ser A (Mandatory put 04/03/28)	4.10%	04/01/53	$4,855,451
480,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	5.00%	12/01/26	488,316
100,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/33	99,996
285,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/34	284,692
580,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	5.00%	12/01/44	591,116
140,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	141,157
540,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/31	556,976
1,800,000	Northampton Cnty PA Gen Purp Auth Hosp Rev Ref St Luke’s Univ Hlth Network Proj, Ser A	5.00%	08/15/28	1,854,096
1,000,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/38	1,087,105
1,250,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/39	1,348,518
1,000,000	PA St Econ Dev Fing Auth Pkg Sys Rev Ref Sr Insured Capitol Region Parking Sys, Ser A, AGM	5.00%	01/01/40	1,074,331
2,000,000	PA St Econ Dev Fing Auth Rev PA Bridges Finco LP P3 Proj	5.00%	12/31/34	2,027,781
1,500,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.00%	07/01/42	1,582,127
50,000	PA St Econ Dev Fing Auth Rev UPMC Rev, Ser B	4.00%	03/15/40	49,205
2,500,000	PA St Econ Dev Fing Auth Solid Wst Disposal Rev Var Wst Mgmt Inc Proj Remk, AMT (Mandatory put 07/01/27)	4.25%	07/01/41	2,505,363
2,000,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	2,181,603
5,835,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/36	6,339,704
210,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.50%	06/30/37	232,622
2,810,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	2,706,044
880,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 125B, AMT	3.70%	10/01/47	774,555
3,210,000	PA St Hsg Fin Agy Sf Mtge Rev, Ser 127B	3.55%	10/01/33	3,108,504
1,000,000	PA St Turnpike Commn Turnpike Rev Ref (Forward refunding maturity 12/01/24)	5.00%	12/01/33	1,004,498
750,000	PA St Turnpike Commn Turnpike Rev Ref Subord, First Ser	5.00%	12/01/38	840,502
900,000	PA St Turnpike Commn Turnpike Rev Ref Subord, Ser 2017-3	5.00%	12/01/40	928,362
1,000,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/41	1,122,558
545,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.25%	12/01/42	609,116
1,675,000	PA St Turnpike Commn Turnpike Rev Ref, Ser B	5.00%	12/01/47	1,810,881
2,875,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A, BAM	5.00%	12/01/44	3,041,582
4,500,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A	4.00%	12/01/45	4,391,057
550,000	PA St Turnpike Commn Turnpike Rev Subord, Ser A-1	5.00%	12/01/30	561,736
2,420,000	PA St Turnpike Commn Turnpike Rev, Ser B	5.00%	12/01/40	2,451,634
200,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/34	205,838
300,000	Parkland PA Sch Dist, Ser B	4.00%	02/01/35	307,883
1,200,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM	4.00%	07/01/38	1,192,729
750,000	Philadelphia PA Arpt Rev Ref Priv Activity, AGM, AMT	4.00%	07/01/40	741,108
4,000,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/29	4,136,714
620,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Mast Chrt Sch Proj	5.00%	08/01/40	634,444

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$2,425,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/41	$2,181,797
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/41	1,096,319
1,000,000	Philadelphia PA Energy Auth Sustainable Bonds Philadelphia Street Lighting Proj, Ser A	5.00%	11/01/42	1,090,847
290,000	Philadelphia PA Gas Wks Rev Ref	5.00%	08/01/25	294,842
1,760,000	Philadelphia PA Sch Dist Sustainable Bond, Ser B	5.00%	09/01/35	1,978,467
2,000,000	Philadelphia PA, Ser A	4.00%	05/01/41	1,970,372
300,000	Pittsburgh PA Wtr & Swr Auth, Ser B, AGM	5.00%	09/01/32	331,864
2,000,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/40	2,263,185
3,650,000	S Estrn PA Transprtn Auth Asset Impt Progr	5.25%	06/01/41	4,107,736
300,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/34	307,901
325,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/35	333,683
235,000	S Wayne Cnty PA Wtr & Swr Auth Wtr & Swr Rev Ref, BAM	4.00%	02/15/36	241,705
250,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/34	257,749
300,000	Upper Darby PA Sch Dist, AGM	4.00%	04/01/35	309,278
300,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/42	301,845
245,000	Upper Darby PA Sch Dist, Ser A, BAM	4.00%	04/01/43	245,787
105,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/28	103,651
135,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/29	133,284
215,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/36	208,882
				126,380,957
	Puerto Rico — 0.9%
5,000,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	5,025,978
429,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/27	384,502
1,536,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(d)	07/01/31	1,178,606
8,258,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	8,271,681
3,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	3,481,169
				18,341,936
	Rhode Island — 0.2%
150,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/31	160,260
320,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/33	340,791
230,000	Providence RI Pub Bldgs Auth Rev, Ser B, AGM	5.00%	06/15/35	244,582
1,125,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/29	1,143,140
1,460,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/32	1,482,931
35,000	RI St Hlth & Eductnl Bldg Corp Rev Ref Hosp Fing Lifespan Oblig Grp	5.00%	05/15/39	35,422
				3,407,126
	South Carolina — 1.2%
2,250,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.25%	11/01/40	2,063,568

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$1,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/24	$1,006,002
1,000,000	Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B	5.00%	05/01/30	1,000,374
1,005,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/26	1,005,560
1,000,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	1,000,323
1,000,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	1,004,709
1,100,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/54	1,056,823
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/41	1,137,031
1,475,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.25%	11/01/43	1,661,917
1,000,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/45	1,141,579
1,250,000	SC St Jobs Econ Dev Auth Hlth Facs Rev Novant Hlth Oblig Grp, Ser A	5.50%	11/01/46	1,421,561
1,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser B	5.00%	12/01/41	1,099,692
2,375,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/39	2,732,542
2,000,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/40	2,285,008
1,995,000	SC St Pub Svc Auth Rev Ref Santee Cooper, Ser C, AGM	5.50%	12/01/42	2,262,966
355,000	SC St Pub Svc Auth Rev Ref, Ser A	4.00%	12/01/35	361,119
1,750,000	SC St Pub Svc Auth Rev Santee Cooper, Ser A	5.25%	12/01/49	1,913,375
				24,154,149
	South Dakota — 0.0%
105,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	106,850
200,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/28	192,789
640,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/32	592,773
				892,412
	Tennessee — 1.1%
250,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	5.00%	08/01/34	268,679
200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	200,578
825,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/34	886,641
2,500,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-2	5.00%	08/01/44	2,599,979
1,500,000	Cleveland TN Hlth & Eductnl Facs Brd Rev Hamilton Hlth Care Sys Inc Proj, Ser A	5.00%	08/15/43	1,638,262
550,000	Knox Cnty TN Hlth Eductnl & Hsg Fac Brd Stdt Hsg Rev Univ of TN Proj, Ser A-1, BAM	5.00%	07/01/43	593,034
930,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/42	1,006,275
1,000,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.25%	05/01/48	1,080,451
1,385,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/29	1,418,283

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee (Continued)
$2,305,000	Met Nashville TN Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/35	$2,459,208
600,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.25%	07/01/35	664,651
750,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.50%	07/01/38	844,786
2,000,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 10/01/24)	5.00%	02/01/50	2,006,062
4,000,000	TN Energy Acq Corp Cmdy Proj Rev, Ser A (Mandatory put 11/01/31)	5.00%	05/01/52	4,245,207
2,000,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,083,446
				21,995,542
	Texas — 10.4%
415,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/33	455,050
525,000	Arlington TX Hgr Edu Fin Corp Edu Rev	5.00%	08/15/34	573,933
565,000	Arlington TX Hgr Edu Fin Corp Edu Rev	4.00%	08/15/35	581,275
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	810,474
2,000,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	2,031,826
1,000,000	Aubrey TX Spl Assmnt Ref Jackson Ridge Pub Impt Dt Phase #1 & #2 Assmnts, BAM	5.00%	09/01/40	1,091,957
1,305,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/30	1,406,840
350,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/35	382,493
1,390,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/40	1,490,006
3,150,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/37	3,312,732
3,735,000	Austin TX Ref	3.15%	09/01/28	3,659,304
1,500,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/42	1,554,629
1,860,000	Barbers Hill TX Indep Sch Dist Sch Bldg	5.00%	02/15/39	1,926,744
555,000	Bexar Cnty TX Hosp Dist Ref	3.00%	02/15/35	505,695
910,000	Bexar Cnty TX Rev Ref Tax Exempt Venue Proj	4.00%	08/15/38	920,194
305,000	Celina TX Spl Assmnt Rev Ref The Lakes at Mustang Ranch Pub Impt Dist Phase #1 Proj, BAM	4.00%	09/01/29	308,136
850,000	Centrl TX Regl Mobility Auth Rev Sr Lien, Ser A (Pre-refunded maturity 07/01/25)	5.00%	01/01/29	865,854
445,000	Centrl TX Regl Mobility Auth Rev, Ser B	5.00%	01/01/39	480,960
600,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/40	605,673
640,000	Centrl TX Regl Mobility Auth Rev, Ser B	4.00%	01/01/41	644,218
2,200,000	Clear Creek TX Indep Sch Dist Ref, Ser A	4.00%	02/15/33	2,203,078
460,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs	5.00%	08/15/32	460,268
440,000	Clifton TX Hgr Edu Fin Corp Edu Rev Uplift Edu, Ser A	4.00%	12/01/25	437,931
415,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/35	469,814
2,500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/41	2,791,397
490,000	Dallas TX Hotel Occupancy Tax Rev Ref	4.00%	08/15/37	468,369
709,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch/Quail Valley Impt Area #1-3 Proj, BAM	5.00%	09/01/30	764,389
1,000,000	Fort Worth TX Spl Assmnt Rev Walsh Ranch/Quail Valley Impt Area #1-3 Proj, BAM	5.00%	09/01/44	1,056,644
505,000	Gainesville TX Ctfs Oblig	5.00%	02/15/36	559,949
535,000	Gainesville TX Ctfs Oblig	5.00%	02/15/37	592,284
1,170,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.50%	12/01/31	996,940
2,240,000	Garland TX Wtr & Swr Rev Ref	5.00%	03/01/38	2,524,084
500,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Ref Memorial Hermann Hlth Sys, Ser B	5.00%	07/01/39	566,007

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,100,000	Harris Cnty TX Ref Sr Lien Toll Road, Ser B	5.00%	08/15/36	$1,115,445
2,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	3.00%	08/15/37	1,806,688
850,000	Hidalgo Cnty TX Ctfs Oblig	5.25%	08/15/42	949,883
1,500,000	Hidalgo Cnty TX Regl Mobility Auth Toll & Vehcl Registration Sr Lien, Ser A	4.00%	12/01/37	1,508,569
2,310,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.00%	07/01/37	2,528,181
3,770,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AGM, AMT	5.25%	07/01/41	4,143,383
1,770,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,805,158
2,750,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	2,805,526
2,000,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	2,013,521
1,180,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/38	1,183,231
250,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	4.00%	07/01/40	247,036
750,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	722,785
2,000,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	1,927,337
1,000,000	Houston TX Hotel Occupancy Tax & Spl Rev Ref Convention & Entertainment Facs Dept	5.00%	09/01/32	1,068,284
2,505,000	Houston TX Util Sys Rev Ref Subord First Lien, Ser B	5.00%	11/15/36	2,591,342
2,500,000	Houston TX, Ser A	5.25%	03/01/49	2,748,699
1,500,000	Irving TX Indep Sch Dist	5.00%	02/15/42	1,656,096
675,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (c)	3.38%	09/01/41	567,372
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (c)	4.63%	09/01/39	496,106
285,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (c)	4.35%	08/15/25	286,466
275,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (c)	4.20%	08/15/25	276,324
1,290,000	Leander TX Spl Assmnt Rev Crystal Springs Pub Impt Dist Proj Accd Inv (c)	5.13%	09/01/38	1,300,547
1,000,000	Leonard TX Indep Sch Dist, BAM	5.00%	02/15/42	1,083,441
500,000	Liberty Hill TX Indep Sch Dist Ref	5.00%	08/01/30	520,049
3,795,000	Liberty Hill TX Indep Sch Dist Ref, Ser A	5.00%	02/01/36	4,264,727
330,000	Lindsay TX Indep Sch Dist	5.00%	02/15/40	371,556
400,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/37	414,780
2,125,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/38	2,197,576
370,000	Mission TX Ctfs Oblig, AGM	5.00%	02/15/30	389,947
1,570,000	N Fort Bend TX Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/35	1,428,498
700,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (c)	4.25%	09/15/51	618,830
2,003,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impt Proj (c)	4.75%	09/15/41	1,977,481
2,150,000	N TX Tollway Auth Rev Ref 1st Tier, Ser A	5.00%	01/01/32	2,239,349
2,205,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser A	5.00%	01/01/34	2,216,087
1,200,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/32	1,247,197
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.25%	01/01/38	1,134,480
5,950,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	4.00%	01/02/38	6,025,560

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,000,000	New Hope Cultural Edu Facs Fin Corp TX Edu Rev Ref Jubilee Acad Ctr (c)	4.00%	08/15/36	$1,920,390
1,085,000	New Hope Cultural Edu Facs Fin Corp TX Hosp Rev Ref Childrens Hlth Sys of TX Proj, Ser A	4.00%	08/15/37	1,085,274
1,415,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/31	1,421,968
1,200,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	1,203,195
505,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/32	566,177
500,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A	5.00%	08/15/37	561,895
1,550,000	Northside TX Indep Sch Dist Ref, Ser A	4.00%	08/15/33	1,576,200
2,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/39	2,574,674
3,500,000	Pecos Barstow Toyah TX Indep Sch Dist	5.00%	02/15/40	3,599,750
1,012,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (c)	5.13%	09/01/42	1,009,757
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/41	1,140,201
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/42	1,131,456
1,000,000	Quinlan TX Indep Sch Dist	5.25%	08/15/43	1,126,338
515,000	Robinson TX Ctfs Oblig	5.00%	08/15/36	578,551
595,000	Robinson TX Ctfs Oblig	5.00%	08/15/39	656,421
425,000	Robinson TX Ctfs Oblig	5.00%	08/15/40	466,704
5,185,000	Round Rock TX Indep Sch Dist Ref Sch Bldg	3.00%	08/01/37	4,728,186
4,710,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Methodist Hosp of Dallas Proj	4.00%	10/01/41	4,671,817
2,200,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	4.00%	11/15/34	2,203,499
2,690,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/45	2,724,976
750,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser F (Mandatory put 11/15/30)	5.00%	11/15/52	816,718
440,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj (f)	5.00%	10/01/40	477,909
1,075,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Trinity Terrace Proj (f)	5.00%	10/01/44	1,146,312
1,500,000	Tarrant Cnty TX Hosp Dist	5.25%	08/15/37	1,690,495
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,009,500
4,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	4,315,927
1,500,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/32	1,633,866
1,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser B	5.50%	01/01/34	1,122,669
8,505,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	9,551,078
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.38%	06/30/37	1,902,965
1,795,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/41	1,937,616
5,000,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/34	5,347,975
2,450,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr N Tarrant Express Managed Lanes Proj, Ser A	5.00%	12/31/36	2,609,004

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,000,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C (f)	5.00%	08/15/36	$2,263,955
500,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C (f)	5.00%	08/15/40	552,605
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref Second Tier, Ser C (f)	5.00%	08/15/42	274,856
2,510,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser A	5.00%	08/15/39	2,707,237
1,000,000	TX St Univ Sys Fing Rev Ref	5.00%	03/15/43	1,110,394
785,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/30	829,891
2,175,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	5.00%	10/15/34	2,483,768
5,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund Master Trust	4.70%	10/15/41	5,347,625
3,000,000	TX Wtr Dev Brd St Wtr Implementation Rev Fund, Ser A	4.88%	10/15/48	3,190,299
150,000	Univ of Houston TX Univ Revs Ref, Ser A	5.00%	02/15/26	154,790
4,105,000	Univ of N TX Univ Rev Ref, Ser A	5.00%	04/15/38	4,255,070
1,235,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/43	1,391,268
1,700,000	Univ of TX TX Permanent Univ Fnd Ref, Ser B	5.00%	07/01/44	1,908,028
5,000,000	Univ of TX TX Univ Revs Ref, Ser B (Pre-refunded maturity 08/15/24)	5.00%	08/15/28	5,003,396
1,560,000	Uptown Dev Auth TX Incr Contract Rev, Ser A	5.00%	09/01/36	1,572,417
500,000	Viridian TX Muni Mgmt Dist Ref Util Impt, BAM	6.00%	12/01/26	504,357
155,000	Viridian TX Muni Mgmt Dist Road Impt, BAM	5.00%	12/01/26	155,202
125,000	Viridian TX Muni Mgmt Dist Util Impt, BAM	5.00%	12/01/26	125,163
1,605,000	W Harris Cnty TX Regl Wtr Auth Wtr Sys Rev Ref, BAM	3.00%	12/15/36	1,414,543
1,290,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.38%	01/10/40	1,338,833
1,350,000	Walnut Creek Spl Util Dist TX Wtr Sys Rev, AGM	4.50%	01/10/41	1,404,523
2,000,000	Woodsboro TX Indep Sch Dist	5.00%	08/15/43	2,186,274
				206,060,641
	Utah — 1.2%
4,400,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (c)	4.00%	03/01/51	3,723,483
2,000,000	Firefly Pub Infra Dist #1 UT Spl Assmnt Firefly Assmnt Area #1, Ser A-2 (c)	5.63%	12/01/43	2,071,398
1,400,000	Grand Cnty Sch Dist Loc Bldg Auth UT, AGM	5.00%	12/15/31	1,428,973
4,000,000	Intermountain Pwr Agy UT Pwr Sply Rev Ref, Ser A	5.00%	07/01/42	4,362,523
1,360,000	Intermountain Pwr Agy UT Pwr Sply Rev, Ser A	5.25%	07/01/43	1,521,839
1,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-1	4.00%	06/01/52	1,469,292
2,750,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,308,888
700,000	Ogden City UT Muni Bldg Auth Lease Rev, Ser A	5.00%	01/15/43	760,419
1,050,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/37	1,164,716
1,000,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.25%	07/01/43	1,081,256
400,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/32	408,457
325,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Quest Acdmy	5.00%	04/15/37	330,819
1,590,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (c)	5.00%	06/15/49	1,497,616
750,000	UT St Telecommunication Open Infra Agy Sales Tax Ref	5.25%	06/01/33	850,475
1,145,000	UT St Transit Auth Sales Tax Rev Ref Sub, Ser A (Pre-refunded maturity 06/15/25)	5.00%	06/15/35	1,165,487
				24,145,641
	Vermont — 0.3%
550,000	Burlington VT Ref Lakeview Garage Proj, Ser A, COPS	5.00%	12/01/24	553,209
745,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/25	747,938

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Vermont (Continued)
$585,000	VT St Econ Dev Auth Mtge Rev Ref Wake Robin Corp Proj, Ser A	5.00%	05/01/26	$590,614
2,000,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (c)	4.63%	04/01/36	2,017,018
2,500,000	VT St Eductnl & Hlth Bldgs Fing Agy Rev Ref Univ of VT Med Ctr, Ser A	5.00%	12/01/33	2,552,226
				6,461,005
	Virginia — 1.9%
2,000,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	2,000,857
1,365,000	Fairfax Cnty VA Econ Dev Auth Fac Rev Sustainable Bond Cnty Fac Proj, Ser A	5.00%	10/01/39	1,517,944
3,000,000	Gloucester Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Wst Mgmt Svsc Remk, Ser A, AMT (Mandatory put 07/01/27)	4.25%	09/01/38	3,006,436
5,335,000	Isle of Wight Cnty VA Econ Dev Auth Riverside Hlth Sys, AGM	5.25%	07/01/43	5,934,327
4,590,000	Loudoun Cnty VA, Ser A	4.00%	12/01/41	4,672,155
200,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/36	194,618
350,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	4.00%	06/01/46	307,549
4,585,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/33	4,685,762
2,200,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/37	2,333,053
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	746,667
1,570,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/32	1,612,474
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/35	1,025,170
275,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/36	281,405
1,790,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	6.50%	09/01/43	2,037,089
1,000,000	Williamsburg VA Econ Dev Auth Stdt Hsg Rev William & Mary Proj, Ser A, AGM	5.25%	07/01/53	1,091,677
2,500,000	Winchester VA Econ Dev Auth Rev Ref Valley Hlth Sys, Ser A (f)	5.00%	01/01/42	2,752,536
1,185,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Prerefunded Ref (Pre- refunded maturity 12/01/26)	5.00%	12/01/34	1,236,246
1,180,000	Wstrn VA Regl Jail Auth Regl Jail Facs Rev Unrefunded Ref	5.00%	12/01/34	1,224,455
				36,660,420
	Washington — 3.0%
1,235,000	Benton Cnty WA Pub Util Dist #1 Ref	4.00%	11/01/36	1,247,625
1,250,000	Centrl Puget Sound WA Regl Transit Auth Sales & Use Tax Sustainable Bond Ref & Impt, Ser S-1 (Pre-refunded maturity 11/01/25)	5.00%	11/01/35	1,282,608
945,000	Centrl Puget Sound WA Regl Transit Auth Sales Tax & Mtr Ve Sustainable Bond, Ser S-1	5.00%	11/01/31	984,669
1,250,000	Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A	5.00%	07/01/38	1,265,387
585,000	Pierce Cnty WA Sch Dist #403 Bethel	5.00%	12/01/36	630,435
2,000,000	Port of Seattle WA Rev Intermediate Lien, Ser C, AMT	5.00%	05/01/30	2,069,845
2,445,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/33	2,655,496
5,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	5,381,818

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Washington (Continued)
$1,725,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/46	$1,814,160
1,895,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/35	2,059,657
2,315,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/37	2,502,494
2,000,000	Port of Seattle WA Rev Ref Intermediate Lien, Ser B, AMT	5.00%	08/01/39	2,155,714
1,325,000	Port of Seattle WA Rev, Ser A, AMT	5.00%	05/01/36	1,366,716
2,195,000	Seattle WA Muni Light & Pwr Rev Sustainable Bond, Ser A	4.00%	07/01/38	2,246,721
750,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/42	812,077
1,000,000	Skagit Cnty WA Pub Hosp Dist #1	5.50%	12/01/44	1,075,732
500,000	Snohomish Cnty WA Hsg Auth	5.00%	04/01/34	534,041
5,000,000	WA St Bid Grp 2, Ser 2024-A	5.00%	08/01/41	5,602,425
1,760,000	WA St Convention Ctr Pub Facs Dist Sub	4.00%	07/01/58	1,542,267
3,240,000	WA St Convention Ctr Pub Facs Dist Sub For Exchange Pur Sustainable Bd 2021 1st Priority, Ser B	4.00%	07/01/58	2,839,173
525,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	493,778
305,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/28	323,732
450,000	WA St Hlth Care Facs Auth Seattle Cancer Care Alliance (c)	5.00%	12/01/32	489,367
2,100,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (c)	7.00%	07/01/45	2,161,607
1,580,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/38	1,694,749
2,000,000	WA St Hsg Fin Commn Nonprofit Rev Radford Court & Nordheim Court Portfolio	5.50%	07/01/44	2,198,270
2,381,737	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1	3.50%	12/20/35	2,212,523
3,000,000	WA St Ref, Ser D	4.00%	07/01/39	3,081,933
4,000,000	WA St, Ser A-1	5.00%	08/01/37	4,061,258
2,000,000	WA St, Ser C	5.00%	02/01/41	2,180,613
				58,966,890
	West Virginia — 0.1%
1,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (g)	4.25%	06/01/42	823,351
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,003,246
				1,826,597
	Wisconsin — 2.1%
1,255,000	Fond Du Lac WI Sch Dist, Ser A, BAM	4.00%	04/01/36	1,283,208
1,375,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (c)	5.00%	06/15/54	1,343,637
500,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (c)	5.00%	07/01/40	478,800
845,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	4.20%	07/15/27	845,313
1,250,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (c)	5.13%	07/15/37	1,272,752
2,750,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/51	2,300,596
805,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	4.00%	07/01/27	798,801
1,730,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	1,730,680
2,000,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	1,992,155
1,275,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,156,177
610,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/34	630,664

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$1,000,000	Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B, AMT	5.00%	12/01/25	$1,005,567
2,000,000	Pub Fin Auth WI Hosp Rev Ref Renown Regl Med Ctr Proj, Ser A	4.00%	06/01/39	1,924,280
1,200,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	4.00%	11/15/37	1,198,715
1,000,000	Pub Fin Auth WI Retmnt Fac Rev Southminster (c)	5.00%	10/01/43	1,001,794
1,500,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (g)	6.50%	01/01/41	1,202,217
2,000,000	Pub Fin Auth WI Rev Sustainable Fargo Moorhead Met Area Flood Mgmnt, AMT	4.00%	03/31/56	1,687,454
600,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/37	566,385
535,000	Pub Fin Auth WI Rev TX Biomedical Rsrch Institute Proj, Ser A	4.00%	06/01/38	494,873
1,595,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/39	1,636,250
1,750,000	Pub Fin Auth WI Tax Incr Rev Miami Worldcenter Proj, Ser A (c)	5.00%	06/01/41	1,775,523
750,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.00%	12/01/39	817,428
1,555,000	WI St Hlth & Eductnl Facs Auth Rev Fort Hlthcare Inc, Ser A	5.00%	10/01/36	1,712,239
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/35	2,228,779
2,000,000	WI St Hlth & Eductnl Facs Auth Rev Marshfield Clinic Hlth Sys Inc, Ser A	5.25%	02/15/36	2,219,329
1,650,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	1,691,050
1,175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohlth Care Oblig Grp	5.00%	08/15/31	1,176,326
175,000	WI St Hlth & Eductnl Facs Auth Rev Ref Prohlth Care Oblig Grp	5.00%	08/15/33	175,185
700,000	WI St Hlth & Eductnl Facs Auth Rev Ref Rogers Memorial Hosp Inc, Ser A	5.00%	07/01/44	711,542
1,890,000	WI St Hlth & Eductnl Facs Auth Rev Var Fort Hlthcare Inc, Ser B (Mandatory put 10/03/34)	5.00%	10/01/54	2,101,887
2,000,000	WI St Ref, Ser 3	4.00%	11/01/34	2,040,460
				41,200,066
	Wyoming — 0.2%
1,750,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/38	1,984,935
1,000,000	Consol Muni Elec Pwr Sys Wy Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/39	1,128,545
				3,113,480

	Total Investments — 99.6%			1,973,186,505
	(Cost $1,964,114,769)
	Net Other Assets and Liabilities — 0.4%			8,457,208
	Net Assets — 100.0%			$1,981,643,713

(a)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P. (the “Advisor”).
(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by the Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At July 31, 2024, securities noted as such amounted to $107,131,334 or 5.4% of net assets.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)
(d)	Zero coupon security.
(e)	This issuer is in default and interest is not being accrued by the Fund.
(f)	When-issued security. The interest rate shown reflects the rate in effect at July 31, 2024. Interest will begin accruing on the security’s first settlement date.
(g)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Restricted Securities table).

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2024 is as follows:

	Total Value at 7/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$1,973,186,505	$—	$1,973,186,505	$—

*	See Portfolio of Investments for state and territory breakout.

First Trust Managed Municipal ETF (FMB)
Portfolio of Investments (Continued)
July 31, 2024 (Unaudited)

Restricted Securities
As of July 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	01/12/20 - 12/04/23	$4,250,000	$94.22	$4,260,685	$4,004,197	0.20%
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.50%, 01/01/41	12/17/21	1,500,000	80.15	1,500,000	1,202,217	0.06
S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A, 4.25%, 06/01/42	01/18/22	1,000,000	82.34	1,002,862	823,351	0.04
				$6,763,547	$6,029,765	0.30%